Schedule of Investments (unaudited) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Anchorage Capital Europe CLO 2 DAC(a) Series 2X, Class E, (3 mo. Euribor + 5.66%), 5.66%, 05/15/31	EUR	203	$234,332
Series 2X, Class ER, (3 mo. Euribor + 6.45%), 5.66%, 04/15/34(b)		203	233,297
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3 mo. LIBOR US + 1.80%), 1.99%, 05/15/30(a)(c)	USD	500	500,223
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (3 mo. LIBOR US + 1.95%), 2.19%, 07/15/31(a)(c)		250	247,475
Greene King Finance PLC(a)
Series B1, (3 mo. LIBOR GBP + 1.80%), 1.88%, 12/15/34.	GBP	100	116,492
Series B2, (3 mo. LIBOR GBP + 2.08%), 2.16%, 03/15/36.		100	113,045
Northwoods Capital 23 Euro DAC, Series 2021- 23X, Class E, (3 mo. Euribor + 6.21%), 0.00%, 03/15/34(a)(b)	EUR	100	114,925
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	500	706,501

Total Asset-Backed Securities — 0.2% (Cost: $2,268,508)			2,266,290

		Shares

Common Stocks

Auto Components — 0.0%
Lear Corp		227	41,144

Building Products — 0.0%
AZEK Co., Inc.(d)		1,120	47,096

Chemicals — 0.3%
Atotech Ltd.(d)		77,998	1,579,459
Diversey Holdings Ltd.(d)		54,899	807,564
Element Solutions, Inc.		155,354	2,841,425

			5,228,448

Communications Equipment — 0.1%
CommScope Holding Co., Inc.(d)		71,812	1,103,032

Consumer Finance — 0.0%
Ally Financial, Inc.		1	45
Arrow Global Group PLC(d)		28,524	119,936

			119,981

Diversified Financial Services(e) — 0.1%
Kcad Holdings I Ltd		2,223,465,984	22,235
UCI International Remainco LLC		109,729	872,345

			894,580

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA/Milano		181,833	104,558

Electrical Equipment — 0.1%
Sensata Technologies Holding PLC(d)		18,383	1,065,295

Security		Shares	Value

Energy Equipment & Services(e) — 0.0%
Osum Oil Sands Corp. 04/18/21(d)(f)		61,113	$145,889
Pioneer Energy Services Corp.		5,062	29,360

			175,249

Entertainment — 0.1%
Live Nation Entertainment, Inc.(d)		19,787	1,674,970

Equity Real Estate Investment Trusts (REITs) — 0.7%
Gaming and Leisure Properties, Inc.		94,060	3,990,966
VICI Properties, Inc.		217,410	6,139,658

			10,130,624

Life Sciences Tools & Services(d) — 0.2%
Avantor, Inc.		84,920	2,456,736
PPD, Inc.		24,349	921,366

			3,378,102

Media(d) — 0.1%
Clear Channel Outdoor Holdings, Inc.		527,174	948,913
Emmis Communications Corp., Class A		7,210	18,602
Mediaco Holding Inc., Class A		912	3,000

			970,515

Metals & Mining — 0.2%
Constellium SE(d)		196,396	2,887,021

Oil, Gas & Consumable Fuels — 1.4%
Cheniere Energy Partners LP		3,259	135,411
Chesapeake Energy Corp.(d)		175,947	7,634,340
Energy Transfer Equity LP		201,419	1,546,898
Enterprise Products Partners LP		90,941	2,002,521
Extraction Oil & Gas, Inc.(d)		37,106	1,333,590

Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $408,744)(g)		27,964	982,413
Kinder Morgan, Inc.		133,989	2,230,917
Plains All American Pipeline LP		215,497	1,961,023
Targa Resources Corp		23,471	745,204
Western Midstream Partners LP		13,487	250,723
Williams Cos., Inc.		85,210	2,018,625

			20,841,665

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.(d)		66,771	2,119,312

Road & Rail — 0.1%
Uber Technologies, Inc.(d)		16,970	925,035

Semiconductors & Semiconductor Equipment(d) — 0.0%
Maxeon Solar Technologies Ltd.		128	4,040
SunPower Corp.		1,025	34,286

			38,326

Total Common Stocks — 3.5% (Cost: $68,256,835)			51,744,953

		Par (000)

Corporate Bonds

Aerospace & Defense — 5.8%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	890	944,513
Boeing Co.
5.81%, 05/01/50		6,000	7,553,703
5.93%, 05/01/60		5,000	6,415,626

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(c)
8.75%, 12/01/21	USD	3,455	$3,624,882
5.75%, 03/15/22		404	421,170
6.13%, 01/15/23		3,898	4,058,792
7.50%, 12/01/24		1,274	1,272,407
7.50%, 03/15/25		449	441,704
7.88%, 04/15/27		2,633	2,582,157
EnPro Industries, Inc., 5.75%, 10/15/26		2,192	2,320,232
F-Brasile SpA/F-Brasile US LLC, Series XR,
7.38%, 08/15/26(c)		2,295	2,300,049
Howmet Aerospace, Inc.
5.87%, 02/23/22		1,363	1,409,015
5.13%, 10/01/24		44	48,396
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)		1,810	1,901,622
Rolls-Royce PLC
4.63%, 02/16/26	EUR	100	126,358
5.75%, 10/15/27(c)	USD	2,787	2,965,507
Signature Aviation US Holdings, Inc.(c)
5.38%, 05/01/26		1,467	1,496,340
4.00%, 03/01/28		1,391	1,414,536
Spirit AeroSystems, Inc., 5.50%, 01/15/25(c)		926	979,245
SSL Robotics LLC, 9.75%, 12/31/23(c)		501	563,375
TransDigm, Inc.
8.00%, 12/15/25(c)		1,221	1,329,669
6.25%, 03/15/26(c)		31,017	32,884,223
6.38%, 06/15/26		1,083	1,119,551
4.63%, 01/15/29(c)		1,715	1,691,076
Triumph Group, Inc., 8.88%, 06/01/24(c)		4,491	5,053,273

			84,917,421

Airlines — 2.1%
American Airlines, Inc., 11.75%, 07/15/25(c)		3,451	4,268,852
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		2,321	2,415,441
5.75%, 04/20/29		3,905	4,152,809
Delta Air Lines, Inc., 7.00%, 05/01/25(c)		1,917	2,208,303
Delta Air Lines, Inc./SkyMiles IP Ltd.(c)
4.50%, 10/20/25		603	643,641
4.75%, 10/20/28		3,066	3,333,956
Deutsche Lufthansa AG
2.88%, 02/11/25	EUR	200	232,842
3.75%, 02/11/28		200	234,247
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%,
01/20/26(c)	USD	1,377	1,463,200
International Consolidated Airlines Group SA
0.50%, 07/04/23	EUR	100	111,993
2.75%, 03/25/25		200	231,305
3.75%, 03/25/29		100	115,048
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd., 6.50%,
06/20/27(c)	USD	5,288	5,796,970
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25(c)		360	406,766

Security		Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27	USD	4,833	$5,358,604
Series 2020-1, Class B, 4.88%, 01/15/26		280	290,500

			31,264,477

Auto Components — 1.9%
Adient US LLC, 9.00%, 04/15/25(c)		1,088	1,207,680
Clarios Global LP, 6.75%, 05/15/25(c)		1,321	1,413,074
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26	EUR	301	365,337
6.25%, 05/15/26(c)	USD	5,983	6,354,185
8.50%, 05/15/27(c)		9,577	10,307,246
Dealer Tire LLC/DT Issuer LLC, 8.00%,
02/01/28(c)		2,020	2,131,100
Faurecia SE
3.75%, 06/15/28	EUR	100	124,441
2.38%, 06/15/29		100	119,322
Goodyear Tire & Rubber Co., 9.50%, 05/31/25	USD	1,085	1,217,153
GoodYear Tire + Rubber Co., 5.63%, 04/30/33(b)		1,772	1,772,000
IHO Verwaltungs GmbH(h)
(4.63% PIK), 3.88%, 05/15/27	EUR	100	120,771
(6.00% Cash or 6.75% PIK), 6.00%, 05/15/27(c) .	USD	200	209,826
Meritor, Inc., 4.50%, 12/15/28(c)		383	384,149
Schaeffler AG, 3.38%, 10/12/28	EUR	100	128,118
Tenneco, Inc., 7.88%, 01/15/29(c)	USD	402	451,124
ZF Europe Finance BV, 2.00%, 02/23/26	EUR	100	118,150
ZF Finance GmbH
3.00%, 09/21/25		200	247,301
2.75%, 05/25/27		100	121,196
3.75%, 09/21/28		200	255,643

			27,047,816

Automobiles — 2.3%
Allison Transmission, Inc.(c)
5.88%, 06/01/29	USD	1,991	2,176,810
3.75%, 01/30/31		1,240	1,201,250
Asbury Automotive Group, Inc.
4.50%, 03/01/28		751	768,205
4.75%, 03/01/30		732	756,156
Carvana Co., 5.50%, 04/15/27(c)		1,614	1,622,473
Ford Motor Co.
8.50%, 04/21/23		1,362	1,518,630
4.75%, 01/15/43		426	429,152
5.29%, 12/08/46		532	559,276
Ford Motor Credit Co. LLC
5.88%, 08/02/21		1,636	1,658,004
5.60%, 01/07/22		387	397,577
3.09%, 01/09/23		200	203,246
4.14%, 02/15/23		829	856,689
3.10%, 05/04/23		400	406,500
4.38%, 08/06/23		410	428,819
3.81%, 01/09/24		2,063	2,127,469
1.74%, 07/19/24	EUR	100	117,780
4.69%, 06/09/25	USD	200	212,265
5.13%, 06/16/25		2,539	2,742,120
4.13%, 08/04/25		2,166	2,265,474
3.25%, 09/15/25	EUR	100	124,631
3.38%, 11/13/25	USD	489	497,313
2.33%, 11/25/25	EUR	300	360,781
4.39%, 01/08/26	USD	507	532,892

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
4.13%, 08/17/27	USD	644	$664,930
3.82%, 11/02/27		200	202,250
2.90%, 02/16/28		1,644	1,579,473
5.11%, 05/03/29		389	417,572
4.00%, 11/13/30		912	904,695
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		243	241,481
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26	EUR	100	120,331
6.88%, 11/15/26		100	132,373
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)	USD	680	679,320
Navistar International Corp., 9.50%, 05/01/25(c)		411	451,586
Penske Automotive Group, Inc.
3.50%, 09/01/25		1,101	1,124,859
5.50%, 05/15/26		299	307,686
RCI Banque SA, (5 year EUR Swap + 2.85%),
2.63%, 02/18/30(a)	EUR	100	116,836
Renault SA, 2.38%, 05/25/26		100	118,609
Tesla, Inc., 5.30%, 08/15/25(c)	USD	2,146	2,226,690
Volvo Car AB, 2.50%, 10/07/27	EUR	100	125,812
Wabash National Corp., 5.50%, 10/01/25(c)	USD	2,154	2,202,465

			33,580,480

Banks — 0.6%
Banca Monte dei Paschi di Siena SpA 2.63%, 04/28/25	EUR	125	149,857
(5 year EUR Swap + 8.92%), 8.50%, 09/10/30(a)		100	116,107

Banco Bilbao Vizcaya Argentaria SA, Series ., (5 year EUR Swap + 6.46%), 6.00%(a)(i)		200	262,685
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(a)		200	228,090
Banco Espirito Santo SA(d)(j)
4.75%, 01/15/22		1,900	311,938
4.00%, 01/21/22		1,100	180,596
CIT Group, Inc.
5.00%, 08/15/22	USD	278	292,595
5.00%, 08/01/23		404	438,340
6.00%, 04/01/36		3,261	3,750,150
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(i)	EUR	200	250,767
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27		100	121,990
HSBC Bank PLC, Series 1M, (6 mo. LIBOR US + 0.25%), 0.75%(a)(i)	USD	170	150,015
Intesa Sanpaolo SpA, 5.15%, 06/10/30	GBP	125	192,221
Unione di Banche Italiane SpA, (5 year EUR Swap + 5.75%), 5.88%, 03/04/29(a)	EUR	200	264,086
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(a)(i)	USD	2,130	2,151,087

			8,860,524

Beverages — 2.2%

ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(h)		5,290	5,554,658

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28	EUR	148	173,318
3.00%, 09/01/29		143	166,532

Security		Par (000)	Value

Beverages (continued)

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(c)	USD	4,995	$ 4,986,858

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
5.25%, 04/30/25		798	838,686
4.13%, 08/15/26		1,138	1,166,143
4.75%, 07/15/27	GBP	427	601,907
5.25%, 08/15/27	USD	3,429	3,497,854

Canpack SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25(c)		584	592,213
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		155	186,581

Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)		2,321	2,352,914
Silgan Holdings, Inc., 4.13%, 02/01/28		51	52,393
Triton Water Holdings, Inc., 6.25%, 04/01/29(c)		693	706,860

Trivium Packaging Finance BV
3.75%, 08/15/26	EUR	116	139,366
5.50%, 08/15/26(c)	USD	3,383	3,547,921
8.50%, 08/15/27(c)		7,641	8,292,013

			32,856,217

Biotechnology — 0.1%

Cidron Aida Finco Sarl(b)
5.00%, 04/01/28	EUR	105	124,673
6.25%, 04/01/28	GBP	133	185,187
Emergent BioSolutions, Inc., 3.88%, 08/15/28(c)	USD	393	384,157

			694,017

Building Materials — 1.3%
Boise Cascade Co., 4.88%, 07/01/30(c)		603	631,643
Builders FirstSource, Inc., 6.75%, 06/01/27(c)		610	656,513

Cornerstone Building Brands, Inc., 6.13%, 01/15/29(c)		1,977	2,105,505
CP Atlas Buyer, Inc., 7.00%, 12/01/28(c)		1,519	1,596,545

Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(c)		1,947	2,093,025
Griffon Corp., 5.75%, 03/01/28		456	485,070
HT Troplast GmbH, 9.25%, 07/15/25	EUR	128	163,427

James Hardie International Finance DAC, 5.00%, 01/15/28(c)	USD	458	484,335

Jeld-Wen, Inc.(c)
6.25%, 05/15/25		852	905,250
4.63%, 12/15/25		321	325,013
4.88%, 12/15/27		99	102,371

Masonite International Corp.(c)
5.75%, 09/15/26		701	729,040
5.38%, 02/01/28		239	253,639
Norbord, Inc., 6.25%, 04/15/23(c)		1,566	1,697,152
SRM Escrow Issuer LLC, 6.00%, 11/01/28(c)		2,267	2,375,816

Standard Industries, Inc.
2.25%, 11/21/26	EUR	134	159,323
5.00%, 02/15/27(c)	USD	576	600,480
4.38%, 07/15/30(c)		2,327	2,347,943
3.38%, 01/15/31(c)		897	849,907

Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)		923	963,381

			19,525,378

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products(c) — 1.0%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27	USD	1,464	$1,533,642
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(h)		752	780,200
Foundation Building Materials, Inc., 6.00%, 03/01/29		1,158	1,143,525
LBM Acquisition LLC, 6.25%, 01/15/29		2,091	2,153,730
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		1,767	1,824,427
SRS Distribution, Inc., 8.25%, 07/01/26		2,201	2,308,299
White Cap Buyer LLC, 6.88%, 10/15/28		2,801	2,973,794
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(h)		1,165	1,214,513

			13,932,130

Capital Markets — 1.7%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(i)		4,775	4,693,825
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		1,414	1,482,480
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/26(c)		647	663,664
ESC Lehman Brothers Holding Production, 1.00%(a)(d)(e)(i)(j)		1,535	17,192
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22		5	5,006
4.75%, 09/15/24		591	613,715
6.38%, 12/15/25		532	549,290
6.25%, 05/15/26		3,129	3,277,627
5.25%, 05/15/27		848	875,560
4.38%, 02/01/29(c)		1,029	1,005,549
Lehman Brothers Holding Escrow, 1.00%(a)(d)(e)(i)(j).		430	4,816
Lehman Brothers Holdings, Inc.(d)(j)
4.75%, 01/15/22(e)	EUR	1,890	23,051
1.00%, 02/05/22(a)		3,950	53,270
5.38%, 10/17/49(e)		350	4,228
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)		220	261,481
NFP Corp.(c)
7.00%, 05/15/25	USD	531	569,498
6.88%, 08/15/28		5,098	5,289,175
Owl Rock Capital Corp.
3.75%, 07/22/25		2,318	2,403,392
4.25%, 01/15/26		996	1,045,232
3.40%, 07/15/26		495	501,375
Owl Rock Technology Finance Corp., 3.75%, 06/17/26(c)		700	715,857
RP Escrow Issuer LLC, 5.25%, 12/15/25(c)		803	832,109

			24,887,392

Chemicals — 1.9%
Ashland Services BV, 2.00%, 01/30/28	EUR	251	292,140
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD	922	899,134
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)		626	654,358
Chemours Co.
4.00%, 05/15/26	EUR	200	237,216
5.75%, 11/15/28(c)	USD	609	641,225
Element Solutions, Inc., 3.88%, 09/01/28(c)		6,554	6,467,159

Security		Par (000)	Value

Chemicals (continued)
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)	USD	791	$813,702
HB Fuller Co., 4.25%, 10/15/28		541	549,688
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		1,692	1,904,008
Ingevity Corp., 3.88%, 11/01/28(c)		494	479,180
Kraton Polymers LLC/Kraton Polymers Capital Corp., 5.25%, 05/15/26	EUR	100	120,612
Minerals Technologies, Inc., 5.00%, 07/01/28(c)	USD	878	905,437
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	100	128,411
Monitchem HoldCo 3 SA, 5.25%, 03/15/25		222	267,824
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	456	476,520
OCI NV
3.13%, 11/01/24	EUR	100	120,073
5.25%, 11/01/24(c)	USD	1,218	1,266,720
3.63%, 10/15/25	EUR	129	157,708
PQ Corp., 5.75%, 12/15/25(c)	USD	3,618	3,708,450
Scotts Miracle-Gro Co., 4.00%, 04/01/31(c)		1,457	1,436,602
Valvoline, Inc., 3.63%, 06/15/31(c)		6	5,805
WESCO Distribution, Inc.(c)
7.13%, 06/15/25		1,940	2,121,390
7.25%, 06/15/28		3,271	3,651,728
WR Grace & Co-Conn, 5.63%, 10/01/24(c)		559	613,502

			27,918,592

Commercial Services & Supplies — 1.1%
ADT Security Corp., 4.88%, 07/15/32(c)		1,262	1,282,507
AMN Healthcare, Inc., 4.00%, 04/15/29(c)		502	499,490
APX Group, Inc.
7.88%, 12/01/22		840	843,150
8.50%, 11/01/24		274	284,275
6.75%, 02/15/27(c)		1,620	1,737,806
ASGN, Inc., 4.63%, 05/15/28(c)		351	362,120
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)		588	608,242
EC Finance PLC, 2.38%, 11/15/22	EUR	100	112,779
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(c)	USD	386	403,370
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(c)		261	297,214
Herc Holdings, Inc., 5.50%, 07/15/27(c)		2,667	2,838,221
House of Finance NV (The), 4.38%, 07/15/26	EUR	100	118,929
Intertrust Group BV, 3.38%, 11/15/25		200	240,403
Loxam SAS
4.25%, 04/15/24		100	118,150
3.25%, 01/14/25		268	311,290
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)(c)	USD	1,697	1,740,783
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.25%, 04/15/24		491	523,725
5.75%, 04/15/26		653	706,579
3.38%, 08/31/27		339	328,830
6.25%, 01/15/28		1,100	1,145,089
United Rentals North America, Inc.
3.88%, 11/15/27		652	675,635
5.25%, 01/15/30		496	538,309
Verisure Holding AB, 3.88%, 07/15/26	EUR	140	169,244
Verisure Midholding AB, 5.25%, 02/15/29		181	219,263

			16,105,403

Communications Equipment — 1.2%
Avaya, Inc., 6.13%, 09/15/28(c)	USD	3,320	3,524,396

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment (continued)
CommScope Technologies LLC(c)
6.00%, 06/15/25	USD	1,996	$2,036,020
5.00%, 03/15/27		1,438	1,424,526
CommScope, Inc.(c)
5.50%, 03/01/24		1,041	1,073,531
6.00%, 03/01/26		1,114	1,173,805
8.25%, 03/01/27		168	179,760
7.13%, 07/01/28		1,167	1,239,447
Nokia OYJ
3.38%, 06/12/22		714	730,065
4.38%, 06/12/27		439	465,340
ViaSat, Inc.(c)
5.63%, 04/15/27		3,384	3,549,528
6.50%, 07/15/28		2,431	2,559,989

			17,956,407

Construction & Engineering — 0.3%
Arcosa, Inc., 4.38%, 04/15/29(b)(c)		1,917	1,952,944
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(i)	EUR	100	115,651
frontdoor, Inc., 6.75%, 08/15/26(c)	USD	1,382	1,470,103
KBR, Inc., 4.75%, 09/30/28(c)		955	970,041

			4,508,739

Construction Materials(c) — 1.1%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/26		638	658,850
4.00%, 01/15/28		357	357,000
Core & Main LP, 6.13%, 08/15/25		7,720	7,923,345
H&E Equipment Services, Inc., 3.88%, 12/15/28		508	494,030
IAA, Inc., 5.50%, 06/15/27		1,538	1,612,977
Picasso Finance Sub, Inc., 6.13%, 06/15/25		2,362	2,509,625
Williams Scotsman International, Inc., 4.63%, 08/15/28		1,256	1,279,550
Winnebago Industries, Inc., 6.25%, 07/15/28		703	753,089
Wolverine Escrow LLC
8.50%, 11/15/24		309	308,228
9.00%, 11/15/26		629	628,402

			16,525,096

Consumer Discretionary — 2.2%
Carnival Corp.
11.50%, 04/01/23(c)		3,254	3,729,897
10.13%, 02/01/26	EUR	201	272,880
10.50%, 02/01/26(c)	USD	639	751,624
7.63%, 03/01/26	EUR	128	162,271
5.75%, 03/01/27(c)	USD	7,181	7,369,501
9.88%, 08/01/27(c)		1,052	1,238,614
Casino Guichard Perrachon SA, 5.25%, 04/15/27(b)	EUR	117	137,206
IPD 3 BV, 5.50%, 12/01/25.		158	191,216
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26(c)	USD	772	785,510
Life Time, Inc.(c)
5.75%, 01/15/26		1,808	1,860,070
8.00%, 04/15/26		1,147	1,181,410
NCL Corp. Ltd.(c)
10.25%, 02/01/26		632	741,526
5.88%, 03/15/26		1,002	1,012,020
NCL Finance Ltd., 6.13%, 03/15/28(c)		1,630	1,660,562
Nielsen Finance LLC/Nielsen Finance Co.(c) 5.63%, 10/01/28		2,432	2,556,640

Security		Par (000)	Value

Consumer Discretionary (continued)
Nielsen Finance LLC/Nielsen Finance Co.(c) (continued) 5.88%, 10/01/30	USD	1,365	$1,479,319
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23.		565	649,920
9.13%, 06/15/23		884	974,106
11.50%, 06/01/25		1,215	1,416,994
5.50%, 04/01/28		2,648	2,661,240
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	200	243,335
Viking Cruises Ltd., 7.00%, 02/15/29(c)	USD	244	251,247
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)		873	881,992

			32,209,100

Consumer Finance — 1.9%
Encore Capital Group, Inc.
4.88%, 10/15/25	EUR	100	123,550
5.38%, 02/15/26	GBP	100	143,643
Iron Mountain UK PLC, 3.88%, 11/15/25		200	278,836
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(c)	USD	3,951	3,852,225
Navient Corp.
6.13%, 03/25/24		1,359	1,438,841
5.88%, 10/25/24		665	698,323
5.00%, 03/15/27		42	42,105
Nexi SpA, Series ., 0.00%, 02/24/28(k)(l)	EUR	200	223,002
OneMain Finance Corp.
6.88%, 03/15/25	USD	585	665,394
8.88%, 06/01/25		433	479,677
7.13%, 03/15/26		2,395	2,762,273
6.63%, 01/15/28		720	815,983
5.38%, 11/15/29		51	54,251
4.00%, 09/15/30		17	16,533
Sabre GLBL, Inc.(c)
9.25%, 04/15/25		2,638	3,145,815
7.38%, 09/01/25		1,322	1,442,699
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		1,737	1,802,138
Verscend Escrow Corp., 9.75%, 08/15/26(c)		9,470	10,153,923

			28,139,211

Containers & Packaging — 0.6%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		498	529,125
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		439	455,243
Graham Packaging Co., Inc., 7.13%, 08/15/28(c)		554	589,317
Graphic Packaging International LLC(c)
4.75%, 07/15/27		574	627,095
3.50%, 03/15/28		67	66,665
3.50%, 03/01/29		156	151,710
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(c)		843	870,397
Intertape Polymer Group, Inc., 7.00%, 10/15/26(c)		747	785,751
Kleopatra Finco Sarl, 4.25%, 03/01/26	EUR	100	117,097
LABL Escrow Issuer LLC(c)
6.75%, 07/15/26	USD	2,208	2,365,320
10.50%, 07/15/27.		944	1,051,238
Sappi Papier Holding GmbH, 3.63%, 03/15/28	EUR	100	117,437

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(c)
5.13%, 12/01/24	USD	142	$153,715
4.00%, 12/01/27		412	421,785

			8,301,895

Diversified Consumer Services — 2.0%
Allied Universal Holdco LLC/Allied Universal
Finance Corp.(c)
6.63%, 07/15/26		10,303	10,926,125
9.75%, 07/15/27		3,625	3,977,350
Ascend Learning LLC, 6.88%, 08/01/25		4,706	4,823,650
Brink’s Co., 5.50%, 07/15/25(c)		281	296,806
Garda World Security Corp.(c)
4.63%, 02/15/27		1,802	1,802,000
9.50%, 11/01/27		1,130	1,250,763
Graham Holdings Co., 5.75%, 06/01/26(c)		705	736,796
Laureate Education, Inc., 8.25%, 05/01/25(c)		452	472,340
Rekeep SpA, 7.25%, 02/01/26	EUR	200	250,606
Service Corp. International
5.13%, 06/01/29	USD	269	288,691
3.38%, 08/15/30		983	959,457
Sotheby’s, 7.38%, 10/15/27(c)		2,688	2,906,696

			28,691,280

Diversified Financial Services — 1.2%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	225	312,808
Barclays PLC, 5.20%, 05/12/26	USD	800	904,168
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	44	62,034
Central Garden & Pet Co., 4.13%, 10/15/30	USD	1,036	1,046,360
Citigroup, Inc., Series W, (5 year CMT + 3.60%),
4.00%(a)(i)		855	863,336
Credit Suisse Group AG, (5 year CMT + 3.55%), 4.50%(a)(c)(i)		1,085	1,017,187
Fairstone Financial, Inc., 7.88%, 07/15/24(c)		852	894,600
Garfunkelux Holdco 3 SA
6.75%, 11/01/25	EUR	138	167,252
7.75%, 11/01/25	GBP	100	142,446
Global Aircraft Leasing Co. Ltd., (6.50% Cash or
7.25% PIK), 6.50%, 09/15/24(c)(h)	USD	1,760	1,683,421
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(a)(i)		3,780	3,998,484
HSBC Holdings PLC, (5 year CMT + 3.65%), 4.60%(a)(i)		445	439,994
Intrum AB
4.88%, 08/15/25	EUR	100	122,401
3.50%, 07/15/26		201	234,954
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.(c)
5.25%, 03/15/22	USD	264	265,980
4.25%, 02/01/27		1,504	1,481,440
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		566	597,130
5.50%, 07/15/30		792	847,440
3.88%, 03/15/31		544	532,440
UBS Group AG, (5 year CMT + 3.31%),
4.38%(a)(c)(i)		950	937,175

Security		Par (000)	Value

Diversified Financial Services (continued)
UniCredit SpA(a)
(5 year EUR Swap + 2.80%), 2.73%, 01/15/32	EUR	200	$238,987
(5 year EURIBOR ICE Swap Rate + 4.74%),
4.88%, 02/20/29		200	256,235
United Wholesale Mortgage LLC, 5.50%,
04/15/29(b)(c)	USD	906	906,000

			17,952,272

Diversified Telecommunication Services — 4.7%
Cincinnati Bell, Inc.(c)
7.00%, 07/15/24		1,479	1,525,219
8.00%, 10/15/25		408	433,975

Consolidated Communications, Inc., 6.50%,
10/01/28(c)		2,397	2,589,072
Frontier Communications Corp.(c)
5.88%, 10/15/27		2,553	2,706,180
5.00%, 05/01/28		3,673	3,740,510
6.75%, 05/01/29		2,572	2,712,688
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(c)		370	382,950
Level 3 Financing, Inc.(c)
4.63%, 09/15/27		489	503,264
4.25%, 07/01/28		3,249	3,285,746
3.75%, 07/15/29		1,434	1,403,384
Lumen Technologies, Inc.
5.13%, 12/15/26(c)		5,278	5,559,740
4.00%, 02/15/27(c)		2,336	2,386,060
4.50%, 01/15/29(c)		2,668	2,602,100
Series P, 7.60%, 09/15/39		1,044	1,195,380
Series U, 7.65%, 03/15/42		1,361	1,548,138
Series W, 6.75%, 12/01/23		1,228	1,355,540
Series Y, 7.50%, 04/01/24		1,254	1,405,546

Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)		229	239,305
SoftBank Group Corp.
4.75%, 07/30/25	EUR	269	349,762
3.13%, 09/19/25		207	251,570
5.00%, 04/15/28		300	396,666
4.00%, 09/19/29		100	125,020
(5 year USD ICE Swap + 4.23%), 6.00%(a)(i)	USD	464	465,160
Sprint Capital Corp.
6.88%, 11/15/28		4,319	5,446,129
8.75%, 03/15/32		7,033	10,400,049
Switch Ltd., 3.75%, 09/15/28(c)		2,001	1,970,425
Telecom Italia Capital SA
6.38%, 11/15/33		1,521	1,790,308
6.00%, 09/30/34		2,322	2,633,496
7.20%, 07/18/36		266	335,701
7.72%, 06/04/38		251	334,771
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	142,777
Telecom Italia SpA
4.00%, 04/11/24		139	175,821
5.30%, 05/30/24(c)	USD	1,049	1,136,146
2.75%, 04/15/25	EUR	239	294,149
3.00%, 09/30/25		100	125,667
1.63%, 01/18/29		210	240,601

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(c)
4.00%, 03/01/27	USD	827	$812,528
6.13%, 03/01/28		6,026	6,184,183

			69,185,726

Electric Utilities — 0.9%
Edison International, (5 year CMT + 4.70%),
5.38%(a)(i)		2,200	2,230,360
FirstEnergy Corp.
2.65%, 03/01/30		142	135,034
Series B, 4.40%, 07/15/27		697	749,275
Series B, 2.25%, 09/01/30		117	108,518
Series C, 5.35%, 07/15/47		2,644	2,969,667
Series C, 3.40%, 03/01/50		900	787,500
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		1,695	1,958,336
4.55%, 04/01/49		814	858,406

NextEra Energy Operating Partners LP, 4.25%, 07/15/24(c)		337	354,692
PG&E Corp., 5.25%, 07/01/30		1,265	1,340,900
Pike Corp., 5.50%, 09/01/28(c)		874	889,295
Public Power Corp., 3.88%, 03/30/26	EUR	101	120,454

			12,502,437

Electrical Equipment(c) — 0.2%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26	USD	1,964	2,057,290
GrafTech Finance, Inc., 4.63%, 12/15/28		717	722,378
			2,779,668

Electronic Equipment, Instruments & Components — 0.5%
Belden, Inc., 3.88%, 03/15/28	EUR	100	121,044
Brightstar Escrow Corp., 9.75%, 10/15/25(c)	USD	477	517,545
BWX Technologies, Inc.(c)
5.38%, 07/15/26		200	206,500
4.13%, 06/30/28		1,344	1,360,800
4.13%, 04/15/29(b)		991	1,004,626
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		1,556	1,536,550
Energizer Holdings, Inc.(c)
4.75%, 06/15/28		714	736,312
4.38%, 03/31/29		96	96,336
Itron, Inc., 5.00%, 01/15/26(c)		231	236,660
Xerox Corp., 4.80%, 03/01/35		1,375	1,375,632

			7,192,005

Energy Equipment & Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		799	832,958
6.25%, 04/01/28		2,258	2,293,676
CGG SA, 7.75%, 04/01/27(b)	EUR	103	120,184
ChampionX Corp., 6.38%, 05/01/26	USD	1,109	1,161,678
Pioneer Energy Services Corp.(c)(e)(h) (11.00% Cash or 11.00% PIK),
11.00%, 05/15/25.		2,044	2,041,914
(5.00% PIK), 5.00%, 11/15/25(k)		1,448	1,447,623
TechnipFMC PLC, 6.50%, 02/01/26(c)		1,745	1,825,866

Security		Par (000)	Value

Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	USD	2,237	$2,294,323
6.88%, 09/01/27		2,109	2,172,270

			14,190,492

Environmental, Maintenance, & Security Service — 1.1%
Clean Harbors, Inc.(c)
4.88%, 07/15/27		678	715,290
5.13%, 07/15/29		1,069	1,134,883
Covanta Holding Corp., 5.00%, 09/01/30		779	786,790
GFL Environmental, Inc.(c)
4.25%, 06/01/25		487	501,610
3.75%, 08/01/25		1,369	1,389,535
5.13%, 12/15/26		2,531	2,667,041
8.50%, 05/01/27		1,340	1,475,675
4.00%, 08/01/28		1,780	1,722,150
3.50%, 09/01/28		1,002	971,940
Stericycle, Inc., 3.88%, 01/15/29(c)		828	817,650
Tervita Corp., 11.00%, 12/01/25(c)		692	785,420
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		2,432	2,489,760

			15,457,744

Equity Real Estate Investment Trusts (REITs) — 2.1%
Brookfield Property REIT, Inc./BPR Cumulus
LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%,
05/15/26(c)		1,701	1,751,179
Diversified Healthcare Trust, 9.75%, 06/15/25		1,006	1,138,792
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)		1,172	1,142,377
Iron Mountain, Inc.(c)
5.25%, 07/15/30		1,823	1,880,971
5.63%, 07/15/32		2,097	2,191,365
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		1,472	1,579,998
4.63%, 06/15/25(c)		1,948	2,054,556
4.50%, 09/01/26		2,274	2,379,946
5.75%, 02/01/27		117	128,985
3.88%, 02/15/29(c)		1,583	1,576,866
MPT Operating Partnership LP / MPT Finance
Corp., 2.50%, 03/24/26	GBP	100	138,465
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	USD	187	196,725
4.63%, 08/01/29		2,863	3,011,962
3.38%, 04/24/30	GBP	100	138,038
3.50%, 03/15/31	USD	3,333	3,270,740
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		3,304	3,382,040
4.50%, 02/15/29(c)		997	1,000,958
Service Properties Trust
4.50%, 06/15/23		220	223,489
4.35%, 10/01/24		217	215,728
7.50%, 09/15/25		1,798	2,043,287
5.50%, 12/15/27		658	695,988
Starwood Property Trust, Inc., 5.00%, 12/15/21		1,027	1,041,121

			31,183,576

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing — 2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.25%, 03/15/26	USD	1,678	$1,671,573
4.63%, 01/15/27		1,668	1,728,790
5.88%, 02/15/28		2,805	2,990,831
4.88%, 02/15/30		349	358,772
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	110	152,222
Iceland Bondco PLC
4.63%, 03/15/25		100	136,247
4.38%, 05/15/28		146	194,291
Kraft Heinz Foods Co.
4.25%, 03/01/31	USD	3,132	3,448,133
6.88%, 01/26/39		1,474	2,030,559
4.63%, 10/01/39		497	536,965
6.50%, 02/09/40		980	1,279,786
5.00%, 06/04/42		15	16,881
5.20%, 07/15/45		626	724,004
4.38%, 06/01/46		1,874	1,959,022
4.88%, 10/01/49		4,869	5,461,132
5.50%, 06/01/50		6,564	8,035,661
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(c)		1,266	1,367,027
Picard Groupe SAS, (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(a)	EUR	300	351,314
Post Holdings, Inc.(c)
5.75%, 03/01/27	USD	4	4,207
5.63%, 01/15/28		484	509,279
5.50%, 12/15/29		40	42,832
4.50%, 09/15/31		1,454	1,438,006
Premier Foods Finance PLC, 6.25%, 10/15/23	GBP	100	141,116
Quatrim SASU, 5.88%, 01/15/24	EUR	100	122,716
TreeHouse Foods, Inc., 4.00%, 09/01/28	USD	405	407,863
U.S. Foods, Inc.(c)
6.25%, 04/15/25		841	901,552
4.75%, 02/15/29		1,671	1,671,000
United Natural Foods, Inc., 6.75%, 10/15/28(c)		487	520,481

			38,202,262

Food Products — 0.7%
Aramark Services, Inc.
5.00%, 04/01/25(c)		20	20,475
6.38%, 05/01/25(c)		1,371	1,453,260
4.75%, 06/01/26		140	143,920
5.00%, 02/01/28(c)		914	948,504
Chobani LLC/Chobani Finance Corp., Inc.(c)
7.50%, 04/15/25		2,200	2,290,090
4.63%, 11/15/28		1,375	1,402,500
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(c)		1,116	1,219,230
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(c)		1,137	1,284,241
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(c)		1,452	1,464,734
Tereos Finance Groupe I SA, 7.50%, 10/30/25	EUR	145	184,274

			10,411,228

Gas Utilities — 0.1%
Superior Plus LP/Superior General Partner, Inc.,
4.50%, 03/15/29(c)	USD	741	748,558

Health Care Equipment & Supplies(c) — 0.9%
Avantor Funding, Inc., 4.63%, 07/15/28		5,020	5,242,687

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc., 3.25%, 02/15/29	USD	561	$553,988
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.38%, 06/01/25		1,882	2,023,338
7.25%, 02/01/28		4,799	5,258,072

			13,078,085

Health Care Providers & Services — 5.6%
Acadia Healthcare Co., Inc.(c)
5.50%, 07/01/28		1,071	1,127,495
5.00%, 04/15/29		834	865,458
AdaptHealth LLC(c)
6.13%, 08/01/28		744	788,640
4.63%, 08/01/29		637	633,815
AHP Health Partners, Inc., 9.75%, 07/15/26(c)		1,561	1,691,734
Centene Corp.
4.25%, 12/15/27		1,209	1,271,718
4.63%, 12/15/29		5,577	6,036,015
3.00%, 10/15/30		3,751	3,744,773
2.50%, 03/01/31		4,572	4,366,351
CHS/Community Health Systems, Inc.(c)
8.13%, 06/30/24		610	639,921
6.63%, 02/15/25		3,611	3,811,880
8.00%, 03/15/26		5,819	6,292,085
5.63%, 03/15/27		3,701	3,876,797
6.00%, 01/15/29		3,155	3,336,412
6.88%, 04/15/29		1,205	1,261,478
DaVita, Inc., 4.63%, 06/01/30(c)		854	870,106
Encompass Health Corp.
4.50%, 02/01/28		131	134,160
4.75%, 02/01/30		1,096	1,127,456
4.63%, 04/01/31		520	538,200
HCA, Inc.
5.38%, 02/01/25		590	658,154
5.88%, 02/15/26		142	162,768
5.63%, 09/01/28		1,761	2,025,150
3.50%, 09/01/30		4,934	4,975,790
Legacy LifePoint Health LLC(c)
6.75%, 04/15/25		1,050	1,115,625
4.38%, 02/15/27		420	411,600
LifePoint Health, Inc., 5.38%, 01/15/29(c)		1,220	1,201,700
ModivCare, Inc., 5.88%, 11/15/25(c)		391	411,528
Molina Healthcare, Inc.(c)
4.38%, 06/15/28		1,896	1,950,908
3.88%, 11/15/30		1,483	1,525,636
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		1,721	1,837,168
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)		433	468,723
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25		1,992	2,036,222
10.00%, 04/15/27		3,608	3,977,820
Teleflex, Inc.
4.88%, 06/01/26		751	769,775
4.63%, 11/15/27		214	226,573
Tenet Healthcare Corp.
4.63%, 07/15/24		1,378	1,406,511
4.63%, 09/01/24(c)		1,234	1,269,478
7.50%, 04/01/25(c)		833	899,365
4.88%, 01/01/26(c)		3,803	3,954,207
6.25%, 02/01/27(c)		395	417,067

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
5.13%, 11/01/27(c)	USD	2,492	$2,605,884
4.63%, 06/15/28(c)		465	476,616
6.13%, 10/01/28(c)		2,410	2,515,438
Vizient, Inc., 6.25%, 05/15/27(c)		2,585	2,743,331

			82,457,531

Health Care Technology — 1.2%
CAB SELAS, 3.38%, 02/01/28	EUR	103	120,329
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(c)	USD	625	654,687
2.38%, 03/01/28	EUR	432	504,180
3.13%, 02/15/29(c)	USD	1,050	1,008,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		6,190	6,309,776
Charles River Laboratories International, Inc.(c)
4.25%, 05/01/28		1,108	1,141,240
4.00%, 03/15/31		544	553,003
IQVIA, Inc.(c)
5.00%, 10/15/26		1,504	1,562,280
5.00%, 05/15/27		1,811	1,912,045
Mednax, Inc., 6.25%, 01/15/27(c)		1,163	1,243,596
Syneos Health, Inc., 3.63%, 01/15/29(c)		2,207	2,146,307
Synlab Bondco PLC, (3 mo. EURIBOR + 4.75%), 4.75%, 07/01/25(a)	EUR	275	326,737
US Acute Care Solutions LLC, 6.38%, 03/01/26(c)	USD	191	198,163

			17,680,343

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(c)		600	638,250

Hotels, Restaurants & Leisure — 5.5%
1011778 BC ULC/New Red Finance, Inc.(c) 5.75%, 04/15/25		648	688,500
3.88%, 01/15/28		271	273,911
4.38%, 01/15/28		1,701	1,709,029
Accor SA
0.70%, 12/07/27(k)	EUR	157	100,161
(5 year EUR Swap + 4.56%), 4.38%(a)(i)		100	120,946
Affinity Gaming, 6.88%, 12/15/27(c)	USD	608	640,680
Boyd Gaming Corp.
8.63%, 06/01/25(c)		1,191	1,324,392
6.38%, 04/01/26		585	604,013
4.75%, 12/01/27		931	948,903
Boyne USA, Inc., 7.25%, 05/01/25(c)		1,136	1,180,872
Burger King France SAS, 6.00%, 05/01/24	EUR	100	119,486
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25	USD	7,617	8,119,836
8.13%, 07/01/27		5,602	6,177,577
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)		1,582	1,669,485
CCM Merger, Inc., 6.38%, 05/01/26(c)		915	971,611
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(c)
5.50%, 05/01/25		3,928	4,134,377
6.50%, 10/01/28		293	314,975
Churchill Downs, Inc.(c)
5.50%, 04/01/27		3,439	3,594,443
4.75%, 01/15/28		1,528	1,580,311
Cirsa Finance International Sarl, 4.75%, 05/22/25	EUR	247	279,519

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Codere Finance 2 Luxembourg SA, (4.50% Cash plus 7.13% PIK), 11.63%, 11/01/23(c)(d)(h)(j)	USD	200	$108,800
Codere Finance Luxembourg SA, 10.75%, 09/30/23(m)	EUR	113	138,398
Full House Resorts, Inc., 8.25%, 02/15/28(c)	USD	347	369,659
Gamma Bidco SpA, 6.25%, 07/15/25	EUR	249	304,237
Genting New York LLC / GENNY Capital, Inc.,
3.30%, 02/15/26(c)	USD	459	458,207
Golden Nugget, Inc., 6.75%, 10/15/24(c)		6,456	6,528,114
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(c)		772	813,688
5.75%, 05/01/28(c)		600	645,762
4.88%, 01/15/30		1,647	1,747,138
4.00%, 05/01/31(c)		690	690,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		240	250,500
InterContinental Hotels Group PLC, 3.38%, 10/08/28	GBP	125	181,719
International Game Technology PLC
3.50%, 07/15/24	EUR	200	242,069
3.50%, 06/15/26		100	119,674
IRB Holding Corp., 7.00%, 06/15/25(c)	USD	794	854,701
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		386	403,129
Merlin Entertainments PLC, 5.75%, 06/15/26(c)		484	511,830
MGM Resorts International
7.75%, 03/15/22		2,168	2,283,771
6.00%, 03/15/23		1,243	1,331,564
5.75%, 06/15/25		322	350,980
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(c)		919	987,925
Powdr Corp., 6.00%, 08/01/25(c)		1,172	1,235,112
Scientific Games International, Inc.
8.63%, 07/01/25(c)		1,054	1,145,909
5.00%, 10/15/25(c)		2,186	2,264,040
3.38%, 02/15/26	EUR	800	937,222
8.25%, 03/15/26(c)	USD	3,634	3,897,465
7.00%, 05/15/28(c)		706	754,439
7.25%, 11/15/29(c)		241	261,485
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/25(c)		825	896,631
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	81,991
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(c)	USD	4,350	4,703,437
Station Casinos LLC, 4.50%, 02/15/28(c)		1,147	1,142,704
Stonegate Pub Co. Financing PLC 8.00%, 07/13/25	GBP	136	195,327
8.25%, 07/31/25		100	145,442
Travel & Leisure Co., 6.63%, 07/31/26(c)	USD	871	988,890
Vail Resorts, Inc., 6.25%, 05/15/25(c)		811	864,729
Whitbread Group PLC, 2.38%, 05/31/27	GBP	125	171,196
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)	USD	811	820,326
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		1,353	1,416,767
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(c) 7.75%, 04/15/25		1,164	1,261,875

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(c) (continued)
5.13%, 10/01/29	USD	3,346	$3,424,631
Yum! Brands, Inc.
4.75%, 01/15/30(c)		238	251,637
5.35%, 11/01/43		30	31,650

			80,767,797

Household Durables — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28(c)		406	432,390
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 02/15/30(c)		1,783	1,784,105
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		1,212	1,299,870
Diebold Nixdorf, Inc., 9.38%, 07/15/25(c)		645	718,369
Hurricane Finance PLC, 8.00%, 10/15/25	GBP	100	149,371
Installed Building Products, Inc., 5.75%, 02/01/28(c)	USD	723	755,535
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(c)		2,650	2,835,500
Lennar Corp., 4.75%, 05/30/25		2	2,228
Mattamy Group Corp.(c)
5.25%, 12/15/27		830	868,388
4.63%, 03/01/30		1,141	1,133,332
Meritage Homes Corp., 5.13%, 06/06/27		286	313,885
NCR Corp.(c)
5.75%, 09/01/27		761	805,233
5.00%, 10/01/28		563	568,630
5.13%, 04/15/29(b)		1,027	1,034,708
6.13%, 09/01/29		815	862,881
5.25%, 10/01/30		576	583,272
New Home Co., Inc., 7.25%, 10/15/25(c)		378	391,309
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27		1,377	1,521,585
5.13%, 08/01/30		336	357,000
Tempur Sealy International, Inc., 4.00%, 04/15/29(c)		1,718	1,709,410
Toll Brothers Finance Corp., 4.35%, 02/15/28		66	71,363
Tri Pointe Homes, Inc., 5.70%, 06/15/28		291	321,616

			18,519,980

Household Products — 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(c)		1,040	1,040,000

Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp.(c)
5.25%, 06/01/26		420	431,865
4.50%, 02/15/28		2,113	2,130,749
5.13%, 03/15/28		3,928	3,946,265
4.63%, 02/01/29		811	790,149
5.00%, 02/01/31		1,398	1,364,448
3.75%, 03/01/31		15	14,297
Clearway Energy Operating LLC, 4.75%, 03/15/28(c)		690	717,869
NRG Energy, Inc.
5.75%, 01/15/28		14	14,875
5.25%, 06/15/29(c)		163	174,410
3.63%, 02/15/31(c)		1,591	1,551,225

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
TerraForm Power Operating LLC(c)
4.25%, 01/31/23	USD	182	$187,915
4.75%, 01/15/30		1,053	1,093,341

			12,417,408

Insurance — 2.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)
4.25%, 10/15/27		6,162	6,169,703
6.75%, 10/15/27		8,903	9,476,086
AmWINS Group, Inc., 7.75%, 07/01/26(c)		1,278	1,367,460
Ardonagh Midco 2 PLC, (11.50% Cash or 12.75% PIK), 11.50%, 01/15/27(c)(h)		402	430,387
AssuredPartners, Inc., 5.63%, 01/15/29(c)		1,375	1,401,125
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	100	145,897
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)	USD	1,979	2,124,951
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer Inc., (7.63% Cash or 8.37% PIK), 7.63%, 10/15/25(c)(h)		1,039	1,114,328
HUB International Ltd., 7.00%, 05/01/26(c)		6,615	6,869,082
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)	EUR	100	119,518
Societa Cattolica di Assicurazioni SC, (3 mo. Euribor + 4.46%), 4.25%, 12/14/47(a)		100	125,186
Unipol Gruppo SpA, 3.25%, 09/23/30		175	217,061

			29,560,784

Interactive Media & Services — 0.9%
Adevinta ASA, 3.00%, 11/15/27		100	121,081
Arches Buyer, Inc.(c)
4.25%, 06/01/28	USD	562	560,988
6.13%, 12/01/28		244	251,320
Cablevision Lightpath LLC(c)
3.88%, 09/15/27		866	857,340
5.63%, 09/15/28		1,201	1,218,655
Netflix, Inc.
4.88%, 04/15/28		400	452,500
5.88%, 11/15/28		1,914	2,315,114
6.38%, 05/15/29		216	267,840
3.88%, 11/15/29	EUR	196	273,576
5.38%, 11/15/29(c)	USD	1,141	1,349,290
3.63%, 06/15/30	EUR	393	538,759
4.88%, 06/15/30(c)	USD	343	394,978
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(c)
6.00%, 02/15/28		1,233	1,229,917
10.75%, 06/01/28		485	547,905
Twitter, Inc., 3.88%, 12/15/27(c)		1,388	1,455,304
United Group BV
4.88%, 07/01/24	EUR	199	237,206
4.00%, 11/15/27		324	375,249

			12,447,022

Internet Software & Services — 1.2%
Endure Digital, Inc., 6.00%, 02/15/29(c)	USD	1,003	980,332
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)
5.25%, 12/01/27		1,113	1,176,997
3.50%, 03/01/29		700	687,750
Match Group Holdings II LLC(c)
4.63%, 06/01/28		813	830,691

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services (continued)
Match Group Holdings II LLC(c) (continued)
5.63%, 02/15/29	USD	318	$341,055
4.13%, 08/01/30		481	482,352
MercadoLibre, Inc., 2.38%, 01/14/26		8	7,902
Uber Technologies, Inc.(c)
7.50%, 05/15/25		5,569	6,009,898
0.00%, 12/15/25(k)(l)		1,757	1,845,948
8.00%, 11/01/26		1,878	2,032,935
7.50%, 09/15/27		2,264	2,500,771
6.25%, 01/15/28		1,033	1,125,143

			18,021,774

IT Services — 2.7%
Austin BidCo, Inc., 7.13%, 12/15/28(c)		372	378,510
Banff Merger Sub, Inc.
8.38%, 09/01/26	EUR	100	123,280
9.75%, 09/01/26(c)	USD	8,508	9,061,020
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(c)		1,867	1,876,802
Camelot Finance SA, 4.50%, 11/01/26(c)		3,325	3,437,784
Castle US Holding Corp., 9.50%, 02/15/28(c)		1,890	1,927,800
Centurion Bidco SpA, 5.88%, 09/30/26	EUR	125	152,636
Dun & Bradstreet Corp.(c)
6.88%, 08/15/26	USD	2,137	2,281,675
10.25%, 02/15/27.		1,362	1,520,333
Fair Isaac Corp., 4.00%, 06/15/28(c)		915	938,378
Gartner, Inc.(c)
4.50%, 07/01/28		1,523	1,570,594
3.75%, 10/01/30		2,159	2,141,145
Presidio Holdings, Inc., 4.88%, 02/01/27(c)		1,889	1,936,263
Rackspace Technology Global, Inc., 5.38%, 12/01/28(c)		2,268	2,306,159
Science Applications International Corp., 4.88%, 04/01/28(c)		1,431	1,479,296
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(c)
5.75%, 06/01/25		1,117	1,179,831
6.75%, 06/01/25		4,922	5,029,669
Twilio, Inc., 3.88%, 03/15/31		709	724,144
Unisys Corp., 6.88%, 11/01/27(c)		574	628,530
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		1,280	1,255,334

			39,949,183

Leisure Products — 0.2%
Mattel, Inc.
6.75%, 12/31/25(c)		532	559,371
5.88%, 12/15/27(c)		769	844,224
3.75%, 04/01/29(c)		569	572,556
6.20%, 10/01/40		349	409,203
5.45%, 11/01/41		840	917,700

			3,303,054

Machinery — 1.4%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(c)		553	548,161
Clark Equipment Co., 5.88%, 06/01/25(c)		1,375	1,454,922
Colfax Corp.(c)
6.00%, 02/15/24		1,426	1,470,206
6.38%, 02/15/26		753	801,004
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(h)		1,472	1,600,800
Loxam SAS, 3.75%, 07/15/26	EUR	115	135,535

Security		Par (000)	Value

Machinery (continued)
Mueller Water Products, Inc., 5.50%, 06/15/26(c)	USD	1,130	$1,167,799
Novafives SAS, 5.00%, 06/15/25	EUR	200	218,172
Platin 1426 GmbH, 5.38%, 06/15/23		100	118,233
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c) .	USD	932	950,920
Rebecca Bidco GmbH, 5.75%, 07/15/25	EUR	129	157,927
Sofima Holding SpA
3.75%, 01/15/28		123	145,144
(3 mo. Euribor + 4.00%), 4.00%, 01/15/28(a)		117	138,262
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	813	871,943
Terex Corp.(c)
5.63%, 02/01/25		1,055	1,084,677
5.00%, 05/15/29(b)		1,651	1,709,115
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 04/15/26(c)		2,649	2,751,516
Vertical Holdco GmbH
6.63%, 07/15/28	EUR	100	125,501
7.63%, 07/15/28(c)	USD	1,432	1,539,758
Vertical Midco GmbH, 4.38%, 07/15/27	EUR	173	213,062
Vertical US Newco, Inc., 5.25%, 07/15/27(c)	USD	3,533	3,698,609

			20,901,266

Media — 12.6%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(c)		798	829,920
Altice Financing SA
2.25%, 01/15/25	EUR	170	194,467
7.50%, 05/15/26(c)	USD	4,428	4,627,260
3.00%, 01/15/28	EUR	196	219,778
5.00%, 01/15/28(c)	USD	2,220	2,192,106
Altice France Holding SA(c)
8.00%, 05/15/27	EUR	100	127,238
10.50%, 05/15/27.	USD	9,928	11,166,220
6.00%, 02/15/28		2,258	2,224,785
AMC Networks, Inc.
4.75%, 08/01/25		1,216	1,247,403
4.25%, 02/15/29		684	665,190
Block Communications, Inc., 4.88%, 03/01/28(c)		791	805,641
Cable One, Inc.(c)
1.13%, 03/15/28(k)		1,164	1,172,730
4.00%, 11/15/30		936	925,891
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
5.13%, 05/01/27		1,999	2,113,573
5.88%, 05/01/27		142	146,544
5.00%, 02/01/28		262	277,104
5.38%, 06/01/29		2,119	2,272,628
4.75%, 03/01/30		1,252	1,297,385
4.50%, 08/15/30		5,597	5,704,462
4.25%, 02/01/31		1,194	1,196,651
4.50%, 05/01/32		4,562	4,619,025
Cinemark USA, Inc., 5.88%, 03/15/26(c)		643	658,393
Clear Channel International BV, 6.63%, 08/01/25(c)		1,965	2,053,641
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/28(c)		2,705	2,675,245
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24		1,576	1,639,513
5.13%, 08/15/27(c)		7,948	7,993,701
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)		10,967	11,677,004
CSC Holdings LLC
5.25%, 06/01/24		859	926,646

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC (continued)
5.75%, 01/15/30(c)	USD	2,953	$3,110,232
4.13%, 12/01/30(c)		1,617	1,606,134
4.63%, 12/01/30(c)		9,071	8,922,372
3.38%, 02/15/31(c)		1,353	1,275,203
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(c)		1,569	1,129,680
DISH DBS Corp.
6.75%, 06/01/21		2,590	2,610,720
5.88%, 07/15/22		5,096	5,322,772
5.00%, 03/15/23		1,948	2,032,251
7.75%, 07/01/26		5,863	6,471,198
DISH Network Corp.(k)
2.38%, 03/15/24		1,680	1,614,900
3.38%, 08/15/26		2,495	2,398,444
Entercom Media Corp., 6.50%, 05/01/27(c)		2,322	2,400,368
GCI LLC, 4.75%, 10/15/28(c)		448	458,640
Hughes Satellite Systems Corp., 5.25%, 08/01/26		755	830,870
LCPR Senior Secured Financing DAC(c)
6.75%, 10/15/27		3,016	3,215,508
5.13%, 07/15/29		2,237	2,276,416
Liberty Broadband Corp.(c)(k)
1.25%, 09/30/50		2,588	2,531,064
2.75%, 09/30/50		4,538	4,585,243
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(h)		1,535	1,535,461
Lions Gate Capital Holdings LLC(c)
6.38%, 02/01/24		147	151,686
5.88%, 11/01/24		1,016	1,045,850
Live Nation Entertainment, Inc.
2.50%, 03/15/23(k)		953	1,331,246
4.88%, 11/01/24(c)		134	136,372
2.00%, 02/15/25(k)		778	861,635
6.50%, 05/15/27(c)		5,230	5,805,300
4.75%, 10/15/27(c)		624	628,680
3.75%, 01/15/28(c)		971	957,649
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR	305	366,582
Meredith Corp., 6.88%, 02/01/26	USD	307	315,726
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)		972	1,010,588
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		1,569	1,584,690
4.25%, 01/15/29		668	643,097
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	206	289,671
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(c)	USD	1,228	1,221,860
Radiate Holdco LLC/Radiate Finance, Inc.(c)
4.50%, 09/15/26		3,166	3,201,617
6.50%, 09/15/28		6,404	6,762,304
Sable International Finance Ltd., 5.75%, 09/07/27(c)		600	632,250
Scripps Escrow II, Inc.(c)
3.88%, 01/15/29		87	85,478
5.38%, 01/15/31		870	863,475
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(i)	EUR	100	129,103
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)	USD	1,845	1,778,119
Sirius XM Radio, Inc.(c)
5.50%, 07/01/29		2,576	2,785,300
4.13%, 07/01/30		896	897,030

Security		Par (000)	Value

Media (continued)
Summer BC Holdco A Sarl, 9.25%, 10/31/27	EUR	180	$227,183
Summer BC Holdco B Sarl, 5.75%, 10/31/26		300	370,104
Summer BidCo BV, (9.00% Cash or 9.75% PIK),
9.00%, 11/15/25(h)		151	180,708
TEGNA, Inc., 5.50%, 09/15/24(c)	USD	144	146,340
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		2,000	2,100,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)		1,477	1,477,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(c)		4,158	4,474,216
Univision Communications, Inc.(c)
5.13%, 02/15/25		800	810,000
6.63%, 06/01/27		1,732	1,849,646
UPC Holding BV, 3.88%, 06/15/29	EUR	100	116,541
UPCB Finance VII Ltd., 3.63%, 06/15/29		360	426,394
Virgin Media Finance PLC, 3.75%, 07/15/30		142	166,660
Virgin Media Secured Finance PLC(c)
5.50%, 05/15/29	USD	2,441	2,590,511
4.50%, 08/15/30		995	1,003,706
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28	GBP	100	141,996
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28(c)	USD	3,291	3,348,592
WMG Acquisition Corp.(c)
5.50%, 04/15/26		347	356,751
3.88%, 07/15/30		655	661,317
Ziggo Bond Co. BV(c)
6.00%, 01/15/27		291	303,368
5.13%, 02/28/30		1,395	1,426,388
Ziggo BV
4.25%, 01/15/27	EUR	206	250,728
5.50%, 01/15/27(c)	USD	1,368	1,424,430
2.88%, 01/15/30	EUR	106	124,665
4.88%, 01/15/30(c)	USD	1,651	1,687,545

			185,127,717

Metals & Mining — 2.8%
Allegheny Technologies, Inc., 7.88%, 08/15/23		284	308,055
Arconic Corp.(c)
6.00%, 05/15/25		1,484	1,599,433
6.13%, 02/15/28		2,032	2,164,080
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)		5,873	6,396,862
Constellium SE(c)
5.75%, 05/15/24		1,060	1,073,250
5.88%, 02/15/26		3,827	3,943,723
5.63%, 06/15/28		1,235	1,303,234
3.75%, 04/15/29		2,824	2,699,970
Freeport-McMoRan, Inc., 5.45%, 03/15/43		3,742	4,501,626
Glencore Funding LLC, Series GLEN, 0.00%, 03/27/25(k)(l)		200	192,902
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23(c)		1,645	1,681,108
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(c) .		850	952,000
Kaiser Aluminum Corp.(c)
6.50%, 05/01/25		861	912,402
4.63%, 03/01/28		447	457,527
KME SE, 6.75%, 02/01/23	EUR	100	99,402
New Gold, Inc.(c)
6.38%, 05/15/25	USD	239	246,170
7.50%, 07/15/27		2,345	2,428,716

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Novelis Corp.(c)
5.88%, 09/30/26	USD	2,012	$2,100,025
4.75%, 01/30/30		4,149	4,276,374
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29	EUR	100	120,809
thyssenkrupp AG
1.88%, 03/06/23		127	148,990
2.88%, 02/22/24		409	488,402
United States Steel Corp.
6.25%, 03/15/26	USD	116	117,208
6.88%, 03/01/29		1,838	1,879,355
Vedanta Resources Finance II PLC(c)
13.88%, 01/21/24		479	516,871
8.95%, 03/11/25		880	840,840

			41,449,334

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(c)		157	164,065

Multi-line Retail — 0.6%
Dufry One BV, 2.00%, 02/15/27	EUR	194	213,398
Macy’s, Inc., 8.38%, 06/15/25(c)	USD	3,066	3,390,291
Marks & Spencer PLC, 4.50%, 07/10/27	GBP	200	291,750
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)	USD	2,192	2,235,840
Nordstrom, Inc., 8.75%, 05/15/25(c)		2,659	3,009,362

			9,140,641

Offshore Drilling & Other Services(c) — 0.2%
Entegris, Inc.
4.63%, 02/10/26		1,250	1,293,750
4.38%, 04/15/28		1,037	1,069,303

			2,363,053

Oil, Gas & Consumable Fuels — 15.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)		2,727	2,822,445
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
7.88%, 05/15/26		2,299	2,472,620
5.75%, 03/01/27		341	341,075
Antero Resources Corp.(c)
8.38%, 07/15/26		483	532,508
7.63%, 02/01/29		1,310	1,395,150
Apache Corp.
4.88%, 11/15/27		1,094	1,121,350
4.38%, 10/15/28		87	86,739
5.10%, 09/01/40		642	627,555
5.25%, 02/01/42		359	353,615
4.75%, 04/15/43		1,015	941,413
4.25%, 01/15/44		229	206,098
5.35%, 07/01/49		305	291,275
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(c)		2,218	2,816,860
Baytex Energy Corp., 8.75%, 04/01/27(c)		1,746	1,584,495
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(c)		867	934,383
Brand Industrial Services, Inc., 8.50%, 07/15/25(c) .		2,543	2,562,835
Buckeye Partners LP
4.13%, 03/01/25(c)		151	154,064
3.95%, 12/01/26		302	298,515
4.50%, 03/01/28(c)		1,071	1,073,677
5.85%, 11/15/43		816	792,634
5.60%, 10/15/44		1,073	1,034,909

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co., 9.00%, 04/01/25(c)	USD	2,183	$2,214,392
Cellnex Telecom SA(k)
Series CLNX, 0.50%, 07/05/28	EUR	100	149,986
Series CLNX, 0.75%, 11/20/31		500	564,467
Centennial Resource Production LLC
6.88%, 04/01/27(c)	USD	1,284	1,142,760
3.25%, 04/01/28(k)		450	430,335
Cheniere Energy Partners LP
5.63%, 10/01/26		1,480	1,547,636
4.50%, 10/01/29		2,308	2,393,442
4.00%, 03/01/31(c)		3,661	3,725,067
Cheniere Energy, Inc., 4.63%, 10/15/28(c)		6,712	6,970,680
Chesapeake Energy Corp.(c)
5.50%, 02/01/26		308	320,596
5.88%, 02/01/29		974	1,032,440
CITGO Petroleum Corp.(c)
7.00%, 06/15/25		1,453	1,494,774
6.38%, 06/15/26		1,302	1,313,757
CNX Resources Corp.(c)
7.25%, 03/14/27		606	650,911
6.00%, 01/15/29		1,329	1,381,070
Colgate Energy Partners III LLC, 7.75%, 02/15/26(c)		647	634,196
Comstock Resources, Inc.
7.50%, 05/15/25(c)		933	967,988
9.75%, 08/15/26		689	749,288
6.75%, 03/01/29(c)		2,877	2,948,925
Continental Resources, Inc.
5.00%, 09/15/22		843	843,674
4.50%, 04/15/23		146	151,212
5.75%, 01/15/31(c)		1,271	1,436,052
4.90%, 06/01/44		1,171	1,171,023
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23		385	385,077
5.63%, 05/01/27(c)		1,096	1,076,820
6.00%, 02/01/29(c)		1,064	1,048,040
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		5,912	6,031,541
DCP Midstream Operating LP(c)
6.45%, 11/03/36		1,282	1,432,635
6.75%, 09/15/37		2,344	2,616,490
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(c)		2,179	2,326,562
Dycom Industries, Inc., 4.50%, 04/15/29(b)(c)		564	565,410
eG Global Finance PLC
4.38%, 02/07/25	EUR	133	152,291
6.75%, 02/07/25(c)	USD	1,613	1,649,292
6.25%, 10/30/25	EUR	463	552,679
8.50%, 10/30/25(c)	USD	1,586	1,688,646
Endeavor Energy Resources LP/EER Finance, Inc.(c)
6.63%, 07/15/25		1,039	1,110,421
5.50%, 01/30/26		3,785	3,928,073
5.75%, 01/30/28		2,230	2,355,594
Energy Transfer Operating LP, 6.50%, 02/01/42		1,055	1,258,125
EnLink Midstream LLC
5.63%, 01/15/28(c)		899	869,315
5.38%, 06/01/29		474	443,190
EnLink Midstream Partners LP
4.40%, 04/01/24		1,638	1,651,104

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP (continued)
4.15%, 06/01/25	USD	108	$105,593
4.85%, 07/15/26		297	286,911
5.60%, 04/01/44		1,316	1,092,280
5.05%, 04/01/45		220	170,177
EQM Midstream Partners LP
6.00%, 07/01/25(c)		1,338	1,440,022
4.13%, 12/01/26		361	358,293
6.50%, 07/01/27(c)		1,929	2,097,305
4.50%, 01/15/29(c)		1,274	1,241,462
4.75%, 01/15/31(c)		2,084	2,021,480
EQT Corp.
3.90%, 10/01/27		1,622	1,654,440
8.50%, 02/01/30		745	950,099
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24		201	196,478
6.50%, 10/01/25		350	343,088
8.00%, 01/15/27		1,093	1,106,684
7.75%, 02/01/28		188	188,056
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(c)		563	501,070
Harvest Midstream I LP, 7.50%, 09/01/28(c)		1,816	1,951,655
Hess Midstream Operations LP(c)
5.63%, 02/15/26		1,075	1,107,250
5.13%, 06/15/28		862	871,482
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
5.75%, 02/01/29		688	694,020
6.00%, 02/01/31		842	854,630
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(c)		1,252	1,268,026
Indigo Natural Resources LLC, 5.38%, 02/01/29(c) .		2,572	2,533,960
Ithaca Energy North Sea PLC, 9.38%, 07/15/24(c)		200	200,000
MasTec, Inc., 4.50%, 08/15/28(c)		1,122	1,164,075
Matador Resources Co., 5.88%, 09/15/26		4,360	4,245,550
MEG Energy Corp.(c)
6.50%, 01/15/25		2,625	2,711,494
7.13%, 02/01/27		1,017	1,065,308
5.88%, 02/01/29		891	893,228
Murphy Oil Corp.
5.75%, 08/15/25		833	832,833
6.38%, 07/15/28		560	560,406
6.38%, 12/01/42		141	128,310
Murphy Oil USA, Inc., 4.75%, 09/15/29		928	974,400
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	200,750
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28(c)		438	490,560
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(c)		480	492,000
New Fortress Energy, Inc.(c)
6.75%, 09/15/25		6,060	6,226,044
6.50%, 09/30/26(b)		5,746	5,789,095
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)		2,011	2,066,302
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		1,640	2,175,267
Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)		2,707	2,691,435
NuStar Logistics LP
5.75%, 10/01/25		719	769,704
6.00%, 06/01/26		908	978,901
6.38%, 10/01/30		75	81,094

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
2.70%, 08/15/22	USD	2,138	$2,138,802
2.70%, 02/15/23		858	856,044
6.95%, 07/01/24		363	398,316
2.90%, 08/15/24		2,523	2,495,348
5.50%, 12/01/25		614	649,305
3.40%, 04/15/26		440	427,240
3.20%, 08/15/26		90	86,356
3.00%, 02/15/27		25	23,524
8.88%, 07/15/30		164	206,804
6.13%, 01/01/31		1,235	1,363,687
4.30%, 08/15/39		2,394	2,030,136
6.20%, 03/15/40		3,730	3,832,575
4.50%, 07/15/44		1,099	936,766
4.63%, 06/15/45		2,824	2,471,282
6.60%, 03/15/46		57	60,711
4.40%, 04/15/46		2,413	2,066,590
4.10%, 02/15/47		340	272,432
4.20%, 03/15/48		1,598	1,298,535
4.40%, 08/15/49		472	394,719
Ovintiv Exploration, Inc.
5.75%, 01/30/22		430	444,091
5.38%, 01/01/26		211	232,527
Ovintiv, Inc.
7.38%, 11/01/31		485	616,917
6.50%, 08/15/34		690	835,360
Parkland Corp.(c)
5.88%, 07/15/27		1,223	1,304,024
4.50%, 10/01/29(b)		1,582	1,583,977
Parsley Energy LLC/Parsley Finance Corp.(c)
5.63%, 10/15/27		937	1,015,474
4.13%, 02/15/28		1,738	1,840,107
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(c)		5,637	5,755,095
PDC Energy, Inc.
1.13%, 09/15/21(k)		1,153	1,142,911
6.13%, 09/15/24		978	1,003,550
6.25%, 12/01/25		298	299,490
5.75%, 05/15/26		1,632	1,692,792
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 01/15/37		535	625,802
Range Resources Corp, 9.25%, 02/01/26		114	123,863
Range Resources Corp.
5.88%, 07/01/22		230	231,150
5.00%, 08/15/22		1,313	1,336,240
5.00%, 03/15/23		520	528,450
4.88%, 05/15/25		464	459,360
8.25%, 01/15/29(c)		728	778,960
Rattler Midstream LP, 5.63%, 07/15/25(c)		1,222	1,275,915
SM Energy Co.
6.13%, 11/15/22		203	200,162
5.00%, 01/15/24		97	91,229
10.00%, 01/15/25(c)		4,914	5,528,250
Southwestern Energy Co.
4.10%, 03/15/22		1,362	1,362,000
6.45%, 01/23/25		76	81,580
7.50%, 04/01/26		237	250,751
8.38%, 09/15/28		370	406,075
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44		1,065	1,121,961

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations LP (continued)
5.40%, 10/01/47	USD	1,948	$2,103,435
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		27	27,737
6.00%, 04/15/27		339	354,679
5.88%, 03/15/28		808	845,677
4.50%, 05/15/29(c)		652	649,555
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
5.50%, 09/15/24		1,057	1,072,855
7.50%, 10/01/25		711	765,285
6.00%, 12/31/30		784	774,984
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		116	116,464
5.88%, 04/15/26		1,082	1,132,719
5.38%, 02/01/27		188	194,968
6.50%, 07/15/27		786	854,130
5.00%, 01/15/28		1,547	1,610,814
6.88%, 01/15/29		602	663,223
5.50%, 03/01/30		1,677	1,760,850
4.88%, 02/01/31(c)		89	90,179
Teine Energy Ltd., 6.88%, 04/15/29(b)(c)		970	981,737
Trafigura Funding SA, 3.88%, 02/02/26	EUR	175	204,812
Transocean, Inc., 11.50%, 01/30/27(c)	USD	965	827,700
UGI International LLC, 3.25%, 11/01/25	EUR	100	119,773
Vine Energy Holdings LLC, 6.75%, 04/15/29(b)(c)	USD	3,077	3,077,000
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(c)		246	261,867
Viper Energy Partners LP, 5.38%, 11/01/27(c)		1,104	1,148,160
Western Midstream Operating LP
3.95%, 06/01/25		907	931,498
4.75%, 08/15/28		145	151,525
5.45%, 04/01/44		1,561	1,600,805
5.30%, 03/01/48		2,325	2,333,230
5.50%, 08/15/48		576	566,853
6.50%, 02/01/50		3,134	3,388,637

			228,379,794

Personal Products — 0.1%
Coty, Inc.
4.00%, 04/15/23	EUR	200	229,195
4.75%, 04/15/26		100	111,717
6.50%, 04/15/26(c)	USD	100	100,777
Edgewell Personal Care Co., 5.50%, 06/01/28(c)		472	498,432

			940,121

Pharmaceuticals — 3.0%
Bausch Health Americas, Inc., 9.25%, 04/01/26(c)		306	339,048
Bausch Health Cos., Inc.(c)
6.13%, 04/15/25		355	363,946
9.00%, 12/15/25		339	368,313
5.75%, 08/15/27		1,292	1,390,515
7.00%, 01/15/28		1,393	1,512,171
5.00%, 01/30/28		1,385	1,402,313
5.00%, 02/15/29		2,842	2,822,461
6.25%, 02/15/29		2,823	3,000,738
7.25%, 05/30/29		2,892	3,228,195
5.25%, 01/30/30		3,528	3,546,346

Security		Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc.(c) (continued)
5.25%, 02/15/31	USD	1,493	$1,485,864
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27	EUR	166	197,199
4.38%, 01/15/28		100	122,547
5.50%, 01/15/28(c)	USD	1,643	1,706,699
Diocle SpA, (3 mo. Euribor + 3.88%), 3.88%, 06/30/26(a)	EUR	98	115,190
Elanco Animal Health, Inc., 5.90%, 08/28/28	USD	241	273,234
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(c)
9.50%, 07/31/27		2,219	2,410,389
6.00%, 06/30/28		1,287	1,042,470
Endo Luxembourg Finance Co. I Sarl/Endo US,
Inc., 6.13%, 04/01/29(c)		2,740	2,763,975
Jaguar Holding Co. II/PPD Development LP(c)
4.63%, 06/15/25		2,488	2,595,730
5.00%, 06/15/28		3,623	3,773,355
Nidda BondCo GmbH
5.00%, 09/30/25	EUR	100	118,386
7.25%, 09/30/25		237	287,644
Nidda Healthcare Holding GmbH, 3.50%,
09/30/24		100	117,856
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(c)	USD	1,300	1,391,000
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)		5,373	5,698,872
Prestige Brands, Inc., 3.75%, 04/01/31(c)		834	795,428
Rossini Sarl, 6.75%, 10/30/25	EUR	201	249,266
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25		100	129,107
4.50%, 03/01/25		100	123,353
1.88%, 03/31/27		100	109,757
1.63%, 10/15/28		100	106,166
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	219,940

			43,807,473

Real Estate Management & Development — 0.8%
Adler Group SA
3.25%, 08/05/25	EUR	200	244,560
2.75%, 11/13/26		100	119,669
Adler Real Estate AG, 3.00%, 04/27/26		100	122,530
Canary Wharf Group Investment Holdings PLC(b)
1.75%, 04/07/26		100	118,192
3.38%, 04/23/28	GBP	100	136,967
Consus Real Estate AG, 9.63%, 05/15/24	EUR	200	247,241
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)	USD	1,654	1,788,387
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	100	113,166
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(a)		175	203,617
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)	USD	2,113	2,208,349
Greystar Real Estate Partners LLC, 5.75%,
12/01/25(c)		412	423,330
Heimstaden Bostad AB(a)(i)
(5 year EUR Swap + 3.15%), 2.63%	EUR	200	232,166
(5 year EUR Swap + 3.67%), 3.25%		100	120,788
(5 year EUR Swap + 3.91%), 3.38%		100	120,966

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Howard Hughes Corp.(c)
5.38%, 08/01/28	USD	1,769	$1,859,661
4.13%, 02/01/29		1,090	1,065,715
4.38%, 02/01/31		1,032	1,010,715
Peach Property Finance GmbH, 4.38%, 11/15/25	EUR	100	122,102
Realogy Group LLC/Realogy Co-Issuer Corp.(c)
7.63%, 06/15/25	USD	684	746,791
5.75%, 01/15/29		1,363	1,344,259

			12,349,171

Road & Rail — 0.1%
Autostrade per l’Italia SpA
1.88%, 11/04/25	EUR	100	120,638
2.00%, 01/15/30		179	212,777
CMA CGM SA
6.50%, 07/15/22		54	62,491
7.50%, 01/15/26		215	275,137
Danaos Corp., 8.50%, 03/01/28(c)	USD	726	775,913
Getlink SE, 3.50%, 10/30/25	EUR	220	268,314

			1,715,270

Semiconductors & Semiconductor Equipment — 1.0%
ams AG
6.00%, 07/31/25		200	251,106
2.13%, 11/03/27(k)		100	117,882
Microchip Technology, Inc., 4.25%, 09/01/25(c)	USD	3,992	4,170,632
ON Semiconductor Corp., 3.88%, 09/01/28(c)		1,700	1,748,705
Sensata Technologies BV(c)
5.63%, 11/01/24		1,400	1,554,000
5.00%, 10/01/25		2,021	2,233,205
4.00%, 04/15/29		1,159	1,179,897
Sensata Technologies, Inc., 4.38%, 02/15/30(c)		1,643	1,721,042
Synaptics, Inc., 4.00%, 06/15/29(c)		1,094	1,085,576

			14,062,045

Software — 3.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)		1,657	1,748,135
ANGI Group LLC, 3.88%, 08/15/28(c)		1,361	1,361,000
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		1,997	1,962,272
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	373	465,499
7.13%, 10/02/25(c)	USD	2,034	2,181,465
9.13%, 03/01/26(c)		3,346	3,561,750
Brunello Bidco SpA, (3 mo. Euribor + 3.75%),
3.75%, 02/15/28(a)	EUR	100	117,212
BY Crown Parent LLC, 7.38%, 10/15/24(c)	USD	4,370	4,441,013
BY Crown Parent LLC/BY Bond Finance, Inc.,
4.25%, 01/31/26(c)		3,105	3,224,325
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		730	713,721
MSCI, Inc.(c)
4.75%, 08/01/26		181	187,516
3.63%, 09/01/30		1,032	1,049,389
3.88%, 02/15/31		575	587,219
Nuance Communications, Inc., 5.63%, 12/15/26		884	927,095
Open Text Corp., 3.88%, 02/15/28(c)		621	625,148
Open Text Holdings, Inc., 4.13%, 02/15/30(c)		1,365	1,383,687
Playtika Holding Corp., 4.25%, 03/15/29(c)		1,611	1,587,157
PTC, Inc., 4.00%, 02/15/28(c)		493	500,395
Rocket Software, Inc., 6.50%, 02/15/29(c)		2,044	2,062,396

Security		Par (000)	Value

Software (continued)
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)	USD	11,061	$11,427,119
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		5,506	5,864,165
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		5,216	5,417,599

			51,395,277

Specialty Retail — 1.5%
Gap, Inc., 8.88%, 05/15/27(c)		932	1,088,110
Goldstory SASU, 5.38%, 03/01/26	EUR	100	120,032
L Brands, Inc.
6.88%, 07/01/25(c)	USD	2,244	2,493,533
6.63%, 10/01/30(c)		737	841,506
6.88%, 11/01/35		2,966	3,534,849
6.75%, 07/01/36		384	453,120
PetSmart, Inc./PetSmart Finance Corp.(c)
4.75%, 02/15/28		1,897	1,940,081
7.75%, 02/15/29		5,971	6,463,309
Staples, Inc., 7.50%, 04/15/26(c)		4,708	4,965,763
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(a)	EUR	100	110,380

			22,010,683

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc., 4.25%, 03/15/29(c)	USD	870	848,267
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(d)(j)(k)	EUR	200	194,258
Hanesbrands, Inc., 5.38%, 05/15/25(c)	USD	277	293,100
Levi Strauss & Co.
5.00%, 05/01/25		98	99,909
3.50%, 03/01/31(c)		616	594,440
William Carter Co.(c)
5.50%, 05/15/25		264	281,568
5.63%, 03/15/27		543	573,544
Wolverine World Wide, Inc., 6.38%, 05/15/25(c)		391	416,415

			3,301,501

Thrifts & Mortgage Finance — 0.6%
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/25(c)		3,140	3,393,162
Home Point Capital, Inc., 5.00%, 02/01/26(c)		1,600	1,584,000
Jerrold Finco PLC, 5.25%, 01/15/27	GBP	140	195,416
MGIC Investment Corp., 5.25%, 08/15/28	USD	857	890,209
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		422	437,825
5.50%, 08/15/28		1,314	1,319,322
5.13%, 12/15/30		713	703,196
PennyMac Financial Services, Inc., 4.25%, 02/15/29(c)		282	269,663

			8,792,793

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28	EUR	226	271,170

Transportation Infrastructure — 0.1%
Atlantia SpA, 1.88%, 02/12/28		269	318,676
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28(b)		250	297,837

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure (continued)
Heathrow Finance PLC, 4.63%, 09/01/29	GBP	215	$299,837
National Express Group PLC, (5 year UK Government Bond + 4.14%), 4.25%(a)(i)		100	142,513

			1,058,863

Utilities — 0.3%
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	127	152,284
Orano SA, 2.75%, 03/08/28		100	121,326
Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 08/15/28(c)	USD	2,636	2,678,835
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(b)(c)		589	602,252
Thames Water Kemble Finance PLC, 4.63%,
05/19/26		252	351,562

			3,906,259

Wireless Telecommunication Services — 3.1%
Altice France SA
2.50%, 01/15/25	EUR	169	193,251
7.38%, 05/01/26(c)	USD	2,858	2,972,606
5.88%, 02/01/27	EUR	100	124,893
8.13%, 02/01/27(c)	USD	5,777	6,332,170
5.50%, 01/15/28(c)		2,881	2,952,276
4.13%, 01/15/29	EUR	200	234,578
5.13%, 01/15/29(c)	USD	794	803,925
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		511	528,106
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(c)		931	979,877
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	300	357,404
SBA Communications Corp., 3.88%, 02/15/27	USD	6,544	6,689,277
Sprint Corp.
7.88%, 09/15/23		924	1,056,132
7.13%, 06/15/24		764	879,555
T-Mobile USA, Inc.
4.75%, 02/01/28		357	379,587
2.88%, 02/15/31		2,353	2,274,174
3.50%, 04/15/31		2,103	2,118,772
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(c)
6.00%, 04/15/23		1,156	1,174,785
7.88%, 02/15/25		1,089	1,176,931
6.50%, 02/15/29		3,328	3,286,400
VICI Properties LP/VICI Note Co., Inc.(c)
3.50%, 02/15/25		560	570,150
4.25%, 12/01/26		3,382	3,460,073
3.75%, 02/15/27		1,223	1,223,000
4.63%, 12/01/29		1,285	1,333,008
4.13%, 08/15/30		2,594	2,616,568
Vmed O2 UK Financing I PLC
3.25%, 01/31/31	EUR	200	235,746
4.25%, 01/31/31(c)	USD	257	249,830

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC, (5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)	EUR	100	$120,969
VTR Comunicaciones SpA, 5.13%, 01/15/28(c)	USD	957	998,749

			45,322,792

Total Corporate Bonds — 116.4%
(Cost: $1,627,929,167)			1,704,068,042

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.5%
Peraton Holding Corp.(b)(n)
2nd Lien Term Loan B1, 02/23/29(e)		1,611	1,635,165
Delayed Draw Term Loan B, 02/01/28		2,918	2,915,748
Term Loan B, 02/01/28		1,658	1,656,763
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25.		1,030	1,033,426
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/30/25		323	313,441

			7,554,543

Airlines — 0.4%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 04/20/28(b)(n)		3,327	3,404,632
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		303	310,009
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		962	1,021,076
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		1,648	1,728,752

			6,464,469

Auto Components — 0.1%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/30/26		1,421	1,404,968

Automobiles — 0.1%
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 03/20/25		1,496	1,489,210

Building Products — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27 .		515	511,220
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		391	390,741

			901,961

Capital Markets — 0.0%
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.00%), 3.13%, 06/03/26		648	641,663

Chemicals — 0.9%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		2,350	2,379,168
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28.		2,566	2,556,377

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 06/30/27	USD	2,172	$2,159,788
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/28/25		1,995	1,971,340
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.86%, 03/30/26		298	295,839
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 02/09/26(b)(n)		551	548,934
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/15/24		2,704	2,656,707

			12,568,153

Commercial Services & Supplies — 0.9%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.36%, 12/23/26		2,245	2,228,754
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/12/25		491	490,979
Diamond (BC) BV, USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 09/06/24		2,615	2,600,094
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 05/30/25.		548	548,042
Verscend Holding Corp.
2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.61%, 08/27/25		6,163	6,156,200
2021 Term Loan B, 08/27/25(b)(n)		483	482,649

			12,506,718

Construction & Engineering — 1.1%
Brand Energy & Infrastructure Services, Inc.,
2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		12,419	12,212,551
SRS Distribution, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 05/23/25		2,772	2,732,843
2019 Incremental Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 05/23/25		995	989,889

			15,935,283

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23.		445	445,230

Containers & Packaging — 0.2%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.44%, 04/03/24(b)		2,399	2,345,419
Charter NEX US, Inc., 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/01/27.		469	469,005

			2,814,424

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 01/31/27		366	362,266
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24.		560	557,001
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 0.75% Floor), 9.25%, 11/02/28(e)		868	894,040

			1,813,307

Security		Par (000)	Value

Diversified Financial Services — 1.1%
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27	USD	2,926	$2,918,353
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		2,298	2,293,245
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28(e)		802	794,983
LBM Acquisition LLC
Delayed Draw Term Loan, 12/18/27(b)(n)		48	47,760
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		216	214,921
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27(b)		4,265	4,244,324
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25(b)		5,034	5,037,891

			15,551,477

Diversified Telecommunication Services — 1.5%
Frontier Communications Corp., 2020 DIP Exit Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21		1,624	1,617,228
Hargray Communications Group, Inc., 2017 Term Loan B, 05/16/24(b)(n)		1,607	1,603,583
Intelsat Jackson Holdings SA 2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		904	917,724
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		1,899	1,936,151
2017 Term Loan B5, (Fixed), 8.63%, 01/02/24(o).		10,040	10,231,091
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		4,441	4,487,083
Northwest Fiber LLC, 2021 Term Loan, (3 mo. LIBOR + 3.75%), 3.93%, 04/30/27		1,128	1,125,081

			21,917,941

Electrical Equipment — 0.1%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 03/31/27.		1,247	1,242,723

Entertainment — 0.1%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%,
11/12/25(e)		2,107	2,159,675

Health Care Equipment & Supplies — 0.1%
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 06/30/25		455	454,190
EUR Term Loan B, (3 mo. LIBOR + 3.50%), 3.50%, 06/30/25	EUR	993	1,162,939

			1,617,129

Health Care Providers & Services — 1.1%
AHP Health Partners, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/30/25.	USD	943	943,758
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27.		2,135	2,134,708
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/10/25 .		3,820	3,286,964

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
EyeCare Partners LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.36%, 02/18/28	USD	3,500	$3,354,155
2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 02/18/27		748	739,813
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.75%), 2.88%, 07/02/25		1,128	1,119,787
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 08/06/26		998	993,116
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/29/25.		1,179	1,198,497
RegionalCare Hospital Partners Holdings, Inc.,
2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 11/16/25		442	440,587
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/13/26		2,375	2,366,094
Surgery Center Holdings, Inc., 2020 Incremental Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 09/03/24		91	92,845

			16,670,324

Health Care Services — 0.1%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.71%, 07/25/26		985	976,051

Health Care Technology — 0.6%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26		684	684,568
Verscend Holdings Corp., 2nd Lien Term Loan, 02/01/29(b)(e)(n)		8,084	8,205,260

			8,889,828

Hotels, Restaurants & Leisure — 0.5%
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 12/23/24		1,496	1,473,064
2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		900	901,562
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		2,080	2,045,276
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(e)		292	331,156
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		2,030	2,015,328
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/16/24(b)		1,344	1,340,641

			8,107,027

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.11%, 08/12/26	USD	94	$92,347

Industrial Conglomerates — 0.2%
PSAV Holdings LLC, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		1,279	943,385
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23(b)		1,796	1,799,957

			2,743,342

Insurance — 0.7%
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25		1,995	1,967,035
HUB International Ltd., 2018 Term Loan B, 04/25/25(b)(n)		1,400	1,379,322
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27.		1,054	1,051,945
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 12/31/25		3,602	3,550,270
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/03/26		1,260	1,252,240
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		1,085	1,085,703

			10,286,515

Interactive Media & Services — 0.3%
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		641	640,751
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		3,896	3,954,440

			4,595,191

Internet & Direct Marketing Retail — 0.1%
CNT Holdings I Corp., 2020 Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		1,272	1,268,426

IT Services — 1.5%
Banff Merger Sub, Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/02/25		1,472	1,465,256
Celestial -Saturn Parent INC, 2nd Lien Term Loan, 03/22/29(b)(n)		1,413	1,398,870
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		1,473	1,472,049
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		2,244	2,161,496
Peak 10 Holding Corp.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 08/01/24		865	804,473
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.43%, 08/01/25		420	357,592

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 02/13/27	USD	2,329	$2,244,278
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/09/28(e)		10,251	10,532,903
TierPoint LLC, 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		908	902,064

			21,338,981

Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 09/27/24		1,907	1,882,927

Machinery — 0.7%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.11%, 09/21/26		2,348	2,352,620
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 3.27%, 03/28/25		7,488	7,326,106

			9,678,726

Media — 1.2%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23.		475	437,784
Altice Financing SA, 2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 07/15/25		241	235,641
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.20%, 08/14/26		1,003	999,309
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.71%, 08/21/26		6,290	6,033,253
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26.		1,013	1,008,855
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 09/13/24		1,995	1,970,894
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 02/23/29		288	289,440
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26.		194	193,530
Terrier Media Buyer, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 12/17/26		850	841,774
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/09/27		6,160	6,105,787

			18,116,267

Oil, Gas & Consumable Fuels — 0.7%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (Fixed), 10.00%, 11/01/25(b)(o)		9,113	10,069,589
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 06/30/24(e)		90	71,414

			10,141,003

Pharmaceuticals — 0.2%
Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/10/28(b)		2,500	2,471,787

Professional Services — 0.2%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26		3,049	3,029,724

Security		Par (000)	Value

Software — 2.8%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28	USD	958	$973,355
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26.		131	130,604
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.95%, 01/29/27		1,183	1,168,270
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		979	977,878
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.51%, 05/27/24		1,712	1,623,217
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		506	521,813
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		1,399	1,394,015
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 03/11/28		799	792,512
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed), 7.13%, 02/25/25(o)		2,634	2,688,339
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 02/25/27		2,265	2,245,431
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 11/29/24		2,379	2,338,276
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 11/30/25		613	610,813
Omnitracs, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 8.11%, 10/01/28(e)		218	218,273
Planview Parent, Inc., 2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		850	845,750
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.11%, 04/26/24		1,008	1,004,691
RealPage, Inc(b)(n)
Second Lien Term Loan, 03/31/26(e)		6,751	6,920,128
Term Loan, 02/17/28		1,799	1,789,753
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 05/30/25 .		1,791	1,744,437
Sabre GLBL, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/17/27.		484	488,325
Severin Acquisition, LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 08/01/25(b)		3,705	3,662,190
Solera LLC, USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 03/03/23		571	566,991
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27.		3,388	3,384,272
Tempo Acquisition LLC
2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		172	171,530
Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 05/01/24		1,849	1,845,035
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 03/04/28		1,576	1,591,177

20

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Ultimate Software Group, Inc. 2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/03/26	USD	883	$882,571
Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 05/03/26.		565	564,537

			41,144,183

Specialty Retail — 0.3%
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/12/28		3,167	3,159,716
Sotheby’s, Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 01/15/27		744	747,014

			3,906,730
Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		209	206,545
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		361	357,150

			563,695

Wireless Telecommunication Services — 0.2%
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.86%, 06/10/27		2,514	2,512,072

Total Floating Rate Loan Interests — 18.8% (Cost: $273,730,517)			275,444,020

		Shares

Investment Companies

Equity Funds — 0.7%
HYT Subsidary LLC		32,168	2,573,471
iShares Preferred & Income Securities ETF(p)		203,000	7,795,200

			10,368,671

Total Investment Companies — 0.7% (Cost: $12,282,864)			10,368,671

		Par (000)

Preferred Securities

Capital Trusts — 3.6%(i)

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(a)	USD	655	707,400

Banks — 0.5%
Bankia SA, 6.38%(a)	EUR	200	254,621
CaixaBank SA(a)
5.25%		200	247,140
6.75%		200	259,495
CIT Group, Inc., Series A, 5.80%(a)	USD	1,647	1,702,586
Erste Group Bank AG, 6.50%(a)	EUR	200	263,271
ING Groep NV, 6.75%(a)	USD	200	218,000
Intesa Sanpaolo SpA, 7.75%(a)	EUR	200	287,030

Security		Par (000)	Value

Banks (continued)
National Westminster Bank PLC, Series C, 0.51%(a)	USD	200	$193,400
Stichting AK Rabobank Certificaten, 2.19%	EUR	155	235,725
Wells Fargo & Co., Series U, 5.88%(a)	USD	3,035	3,341,535

			7,002,803

Diversified Financial Services(a) — 2.7%
Banco Santander SA
4.38%	EUR	200	240,697
6.75%		200	247,018
Bank of America Corp.
Series AA, 6.10%	USD	130	144,300
Series DD, 6.30%		432	496,800
Series X, 6.25%		2,242	2,481,446
Series Z, 6.50%		1,634	1,830,080
BNP Paribas SA, 4.50%(c)		1,230	1,214,010
Citigroup, Inc., Series Q, 4.29%		1,370	1,370,411
Credit Suisse Group AG(c)
6.38%		3,145	3,349,425
5.25%		1,325	1,338,250
6.25%		200	212,744
7.50%		750	793,020
HSBC Holdings PLC, 6.00%		2,298	2,515,736
JPMorgan Chase & Co.
Series FF, 5.00%		5,918	6,117,732
Series HH, 4.60%		1,416	1,431,930
Series I, 3.68%		1,915	1,911,649
Series Q, 5.15%		850	879,240
Series U, 6.13%		4,228	4,531,084
Series V, 3.56%		1,137	1,131,884
Morgan Stanley, Series H, 3.85%		6,728	6,738,057
Natwest Group PLC, 8.63%		607	621,416
UniCredit SpA, 9.25%	EUR	225	286,896

			39,883,825

Diversified Telecommunication Services(a) — 0.1%
Telefonica Europe BV
5.88%		200	262,685
4.38%		600	764,545

			1,027,230

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26.		320	384,646

Insurance(a) — 0.0%
Achmea BV, 4.63%		200	250,793
Legal & General Group PLC, 5.63%	GBP	200	300,477

			551,270

Oil, Gas & Consumable Fuels(a) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%	EUR	200	240,270
BP Capital Markets PLC, 4.25%(d)	GBP	125	182,664
Repsol International Finance BV
3.75%	EUR	100	125,785
4.25%		100	129,144

			677,863

Real Estate Management & Development — 0.0%
Aroundtown SA, 3.38%(a)		200	244,093

Utilities(a) — 0.1%
Electricite de France SA 3.00%		200	246,235

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utilities (continued)
Electricite de France SA (continued)
2.88%	EUR	200	$243,942
3.38%		400	499,570
6.00%	GBP	100	154,748

			1,144,495

Wireless Telecommunication Services(a) — 0.1%
Vodafone Group PLC
3.10%, 01/03/79	EUR	300	366,558
4.20%, 10/03/78		300	396,032

			762,590

Total Capital Trusts — 3.6%			52,386,215

		Shares

Preferred Stocks — 0.7%(i)

Banks — 0.0%
CF-B L2 (D), LLC, (Acquired 04/08/15, Cost: $656,673)(g)		671,058	6,905

Commercial Services & Supplies — 0.0%
Verscend Intermediate Holding(e)		790	774,200

Insurance — 0.1%
Alliant Holdings, Inc.(e)		1,431	1,406,659

Technology Hardware, Storage & Peripherals — 0.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $7,000,256)(e)(g)		63,886	8,399,566

Total Preferred Stocks — 0.7%			10,587,330

Total Preferred Securities — 4.3% (Cost: $59,650,570)			62,973,545

Warrants

Oil, Gas & Consumable Fuels — 0.1%
SM Energy Co. (Expires 06/30/23)(d)		106,505	1,742,422

Total Warrants — 0.1% (Cost: $456,911)			1,742,422

Total Long-Term Investments — 144.0% (Cost: $2,044,575,372)			2,108,607,943

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(p)(q)	3,466,270	$3,466,270

Total Short-Term Securities — 0.2% (Cost: $3,466,270)		3,466,270

Options Purchased — 0.0% (Cost: $10,317)		16,992

Total Investments — 144.2% (Cost: $2,048,051,959)		2,112,091,205

Liabilities in Excess of Other Assets — (44.2)%		(647,626,559)

Net Assets — 100.0%		$1,464,464,646

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $9,388,884, representing 0.64% of its net assets as of period end, and an original cost of $8,065,673.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Fixed rate.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

22

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$3,466,270	(a)	$—	$—	$—	$3,466,270	3,466,270	$140	$—
iShares Preferred & Income Securities ETF	9,511,970	—		(1,675,627)	62,881	(104,024)	7,795,200	203,000	67,477	—

					$62,881	$(104,024)	$11,261,470		$67,617	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-BOBL	2	06/08/21	$317	$960
Euro-Bund	1	06/08/21	201	503
10-Year U.S. Treasury Note	175	06/21/21	22,914	581,908
U.S. Ultra Bond	69	06/21/21	12,504	595,304
Long Gilt	1	06/28/21	176	(43)
5-Year U.S. Treasury Note	153	06/30/21	18,880	234,259

				$1,412,891

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	127,000	USD	174,989	State Street Bank and Trust Co.	04/01/21	$93
USD	44,365,275	EUR	37,233,000	BNP Paribas S.A.	06/16/21	636,764
USD	967,185	EUR	806,000	Deutsche Bank AG	06/16/21	20,574
USD	114,758	EUR	97,000	Natwest Markets PLC	06/16/21	835
USD	196,277	EUR	167,000	State Street Bank and Trust Co.	06/16/21	143
USD	206,301	EUR	173,000	State Street Bank and Trust Co.	06/16/21	3,120
USD	2,918,531	EUR	2,449,024	State Street Bank and Trust Co.	06/16/21	42,261
USD	473,950	GBP	341,353	Barclays Bank PLC	06/16/21	3,260
USD	268,557	GBP	193,000	Royal Bank of Canada	06/16/21	2,430
USD	6,451,408	GBP	4,617,000	Westpac Banking Corp.	06/16/21	85,046

						794,526

CAD	362,000	USD	291,817	Royal Bank of Canada	06/16/21	(3,733)
EUR	490,000	USD	579,763	Commonwealth Bank of Australia	06/16/21	(4,280)
EUR	506,000	USD	603,416	Deutsche Bank AG	06/16/21	(9,141)
EUR	705,000	USD	840,747	Westpac Banking Corp.	06/16/21	(12,756)
USD	585,073	CAD	740,087	UBS AG	06/16/21	(3,898)
USD	175,032	GBP	127,000	State Street Bank and Trust Co.	06/16/21	(88)

						(33,896)

						$760,630

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
Stoxx Euro 600 Telecom	69	06/18/21	EUR 230.00	EUR	794	$16,992

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nordstrom, Inc.	1.00%	Quarterly	Barclays Bank PLC	06/20/25	USD	318	$9,421	$64,304	$(54,883)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/23	NR	USD	856	$(13,461)	$(37,049)	$23,588
Altice France SA.	5.00	Quarterly	Credit Suisse International	06/20/25	B	EUR	80	7,826	7,858	(32)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	NR	USD	1,221	(62,863)	(142,170)	79,307
			Morgan Stanley & Co.
Adler Real Estate AG	5.00	Quarterly	International PLC	12/20/25	BB+	EUR	60	10,188	9,758	430
International Game Technology PLC	5.00	Quarterly	Goldman Sachs International	12/20/25	BB	EUR	60	6,996	7,103	(107)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	70	9,380	8,784	596
International Game Technology PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	BB	EUR	30	3,338	3,332	6

								$(38,596)	$(142,384)	$103,788

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust								Upfront Premium	Unrealized
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation Depreciation
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/21	USD	3,071	$98,360	$—	$98,360
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	09/20/21	USD	7,709	(8,725)	—	(8,725)
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	09/20/21	USD	1,000	(866)	—	(866)
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Barclays Bank PLC	N/A	09/20/21	USD	1,000	(1,480)	—	(1,480)
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	09/20/21	USD	5,139	147,554	—	147,554
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	09/20/21	USD	1,513	29,612	—	29,612
3-Month		Markit iBoxx $
LIBOR,		Liquid High
plus 0.19% .	Quarterly	Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	09/20/21	USD	1,766	16,846	—	16,846
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	5,044	(3,525)	—	(3,525)

24

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps (continued)

Paid by the Trust		Received by the Trust								Upfront Premium	Unrealized
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation Depreciation
3-Month LIBOR, Plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	1,707	$(2,538)	$—	$(2,538)
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	1,500	(2,300)	—	(2,300)
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	2,886	9,168	—	9,168
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	1,800	16,600	—	16,600
3-Month LIBOR, plus 0.19% .	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Maturity	Barclays Bank PLC	N/A	12/20/21	USD	2,048	5,861	—	5,861

									$304,567	$—	$304,567

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,266,290	$—	$2,266,290
Common Stocks
Auto Components	41,144	—	—	41,144
Building Products	47,096	—	—	47,096
Chemicals	5,228,448	—	—	5,228,448
Communications Equipment	1,103,032	—	—	1,103,032
Consumer Finance	119,981	—	—	119,981

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Financial Services	$—	$—	$894,580	$894,580
Diversified Telecommunication Services	—	104,558	—	104,558
Electrical Equipment	1,065,295	—	—	1,065,295
Energy Equipment & Services	—	—	175,249	175,249
Entertainment	1,674,970	—	—	1,674,970
Equity Real Estate Investment Trusts (REITs)	10,130,624	—	—	10,130,624
Life Sciences Tools & Services	3,378,102	—	—	3,378,102
Media	970,515	—	—	970,515
Metals & Mining	2,887,021	—	—	2,887,021
Oil, Gas & Consumable Fuels	19,859,252	982,413	—	20,841,665
Pharmaceuticals	2,119,312	—	—	2,119,312
Road & Rail	925,035	—	—	925,035
Semiconductors & Semiconductor Equipment	38,326	—	—	38,326
Corporate Bonds
Aerospace & Defense	—	84,917,421	—	84,917,421
Airlines	—	31,264,477	—	31,264,477
Auto Components	—	27,047,816	—	27,047,816
Automobiles	—	33,580,480	—	33,580,480
Banks	—	8,860,524	—	8,860,524
Beverages	—	32,856,217	—	32,856,217
Biotechnology	—	694,017	—	694,017
Building Materials	—	19,525,378	—	19,525,378
Building Products	—	13,932,130	—	13,932,130
Capital Markets	—	24,838,105	49,287	24,887,392
Chemicals	—	27,918,592	—	27,918,592
Commercial Services & Supplies	—	16,105,403	—	16,105,403
Communications Equipment	—	17,956,407	—	17,956,407
Construction & Engineering	—	4,508,739	—	4,508,739
Construction Materials	—	16,525,096	—	16,525,096
Consumer Discretionary	—	32,209,100	—	32,209,100
Consumer Finance	223,002	27,916,209	—	28,139,211
Containers & Packaging	—	8,301,895	—	8,301,895
Diversified Consumer Services	—	28,691,280	—	28,691,280
Diversified Financial Services	—	17,952,272	—	17,952,272
Diversified Telecommunication Services	—	69,185,726	—	69,185,726
Electric Utilities	—	12,502,437	—	12,502,437
Electrical Equipment	—	2,779,668	—	2,779,668
Electronic Equipment, Instruments & Components	—	7,192,005	—	7,192,005
Energy Equipment & Services	—	10,700,955	3,489,537	14,190,492
Environmental, Maintenance, & Security Service	—	15,457,744	—	15,457,744
Equity Real Estate Investment Trusts (REITs)	—	31,183,576	—	31,183,576
Food & Staples Retailing	—	38,202,262	—	38,202,262
Food Products	—	10,411,228	—	10,411,228
Gas Utilities	—	748,558	—	748,558
Health Care Equipment & Supplies	—	13,078,085	—	13,078,085
Health Care Providers & Services	—	82,457,531	—	82,457,531
Health Care Technology	—	17,680,343	—	17,680,343
Healthcare	—	638,250	—	638,250
Hotels, Restaurants & Leisure	100,161	80,667,636	—	80,767,797
Household Durables	—	18,519,980	—	18,519,980
Household Products	—	1,040,000	—	1,040,000
Independent Power and Renewable Electricity Producers	—	12,417,408	—	12,417,408
Insurance	—	29,560,784	—	29,560,784
Interactive Media & Services	—	12,447,022	—	12,447,022
Internet Software & Services	—	18,021,774	—	18,021,774
IT Services	—	39,949,183	—	39,949,183
Leisure Products	—	3,303,054	—	3,303,054
Machinery	—	20,901,266	—	20,901,266
Media	—	185,127,717	—	185,127,717
Metals & Mining	192,902	41,256,432	—	41,449,334
Mortgage Real Estate Investment Trusts (REITs)	—	164,065	—	164,065
Multi-line Retail	—	9,140,641	—	9,140,641
Offshore Drilling & Other Services	—	2,363,053	—	2,363,053

26

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels.	$714,453	$227,665,341	$—	$228,379,794
Personal Products.	—	940,121	—	940,121
Pharmaceuticals	—	43,807,473	—	43,807,473
Real Estate Management & Development	—	12,349,171	—	12,349,171
Road & Rail	—	1,715,270	—	1,715,270
Semiconductors & Semiconductor Equipment	117,882	13,944,163	—	14,062,045
Software	—	51,395,277	—	51,395,277
Specialty Retail	—	22,010,683	—	22,010,683
Textiles, Apparel & Luxury Goods	194,258	3,107,243	—	3,301,501
Thrifts & Mortgage Finance	—	8,792,793	—	8,792,793
Transportation	—	271,170	—	271,170
Transportation Infrastructure	—	1,058,863	—	1,058,863
Utilities	—	3,906,259	—	3,906,259
Wireless Telecommunication Services	—	45,322,792	—	45,322,792
Floating Rate Loan Interests	—	243,681,023	31,762,997	275,444,020
Investment Companies	10,368,671	—	—	10,368,671
Preferred Securities
Capital Trusts	—	52,386,215	—	52,386,215
Preferred Stocks	—	—	10,580,425	10,580,425
Warrants	—	1,742,422	—	1,742,422
Short-Term Securities
Money Market Funds	3,466,270	—	—	3,466,270
Options Purchased
Equity Contracts	16,992	—	—	16,992

	$64,982,744	$2,000,149,481	$46,952,075	2,112,084,300

Investments Valued at NAV(a)				6,905

				$2,112,091,205

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$103,927	$—	$103,927
Foreign Currency Exchange Contracts.	—	794,526	—	794,526
Interest Rate Contracts	1,412,934	324,001	—	1,736,935
Liabilities
Credit Contracts	—	(55,022)	—	(55,022)
Foreign Currency Exchange Contracts	—	(33,896)	—	(33,896)
Interest Rate Contracts	(43)	(19,434)	—	(19,477)

	$1,412,891	$1,114,102	$—	$2,526,993

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2020	$1,712,957	$2,451,440	$19,366,986	$10,338,450	$33,869,833
Transfers into Level 3	—	26,412	214,730	—	241,142
Transfers out of Level 3	—	—	(5,830,946)	—	(5,830,946)
Accrued discounts/premiums	—	34,652	11,205	—	45,857
Net realized gain (loss)	(3,355,506)	3	—	—	(3,355,503)
Net change in unrealized appreciation (depreciation)(a)	3,515,406	1,038,283	1,041,796	4,323,298	9,918,783

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Total
Purchases	$—	$28,055	$16,959,226	$774,200	$17,761,481
Sales	(803,028)	(40,021)	—	(4,855,523)	(5,698,572)

Closing balance, as of March 31, 2021	$1,069,829	$3,538,824	$31,762,997	$10,580,425	$46,952,075

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(a)	$3,515,406	$1,038,283	$1,041,796	$1,397,878	$6,993,363

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $31,834,519. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$1,047,594	Market	EBITDA Multiple	3.00x	—
			Estimated Recovery Value	—	—
			Recent Transactions	—	—

Corporate Bonds	3,489,537	Income	Discount Rate	11%	—
		Market	EBITDA Multiple	3.00x	—

Preferre d Stocks	10,580,425	Income	Discount Rate	11% - 28%	26%
		Market	Revenue Multiple	14.84x	—
			Recent Transactions	—	—

	$15,117,556

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation		Portfolio Abbreviation (continued)

CAD	Canadian Dollar	REIT Real Estate Investment Trust

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PIK	Payment-in-Kind

28